1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 5                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 5                                                        [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)


                           Michael H. Koonce, Esquire
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 5 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A

         This Post-Effective Amendment No. 5 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                 Contents Page

                             Cross-Reference Sheet


                                     PART A

       Prospectuses for the Institutional Shares and Institutional Service
        Shares of Evergreen Select Strategic Value Fund, Evergreen Select
            Diversified Value Fund, Evergreen Select Large Cap Blend
           Fund, Evergreen Select Common Stock Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Select Equity Income Fund,
           Evergreen Select Small Company Value Fund, Evergreen Select
             Social Principles Fund, Evergreen Select Balanced Fund,
            Evergreen Select Equity Index Fund, and Evergreen Select
                   Special Equity Fund are contained herein.

             Prospectuses for Evergreen Select Small Cap Growth Fund
        are contained in Registration Statement No. 333-36047/811-08363 filed on June 30, 1998 and incorporated by reference herein.

       Prospectus for the Charitable Shares of Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund are contained in
    Registration Statement No. 333-36047/811-08363 filed on November 17, 1997 and incorporated by reference herein.


                                     PART B

    Statement of Additional Information for Evergreen Select Strategic Value
        Fund, Evergreen Select Diversified Value Fund, Evergreen Select
   Large Cap Blend Fund, Evergreen Select Common Stock Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Select Equity Income Fund, Evergreen Select Small Company Value Fund, Evergreen Select
            Social Principles Fund, Evergreen Select Balanced Fund,
            Evergreen Select Equity Index Fund, and Evergreen Select
                    Special Equity Fund is contained herein.

            Statement of Additional Information for Evergreen Select
             Small Cap Growth Fund Fund is contained in Registration
            Statement No. 333-36047/811-08363 filed on June 30, 1998
                      and incorporated by reference herein.


                                     PART C

                                    Exhibits

                           Number of Security Holders

                                Indemnification

                         Business and Other Connections
                             of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                         EVERGREEN SELECT EQUITY TRUST

                             CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1993

ITEM OF PART A OF FORM N-1A                       LOCATION IN THE PROSPECTUS

Item 1.   Cover Page                              Cover Page
Item 2.   Synopsis and Fee Table                  Cover Page; Expenses
Item 3.   Condensed Financial Information         Not applicable
Item 4.   General Description of Registrant       Cover Page; Fund Details
Item 5.   Management of the Fund                  Fund Details
Item 6.   Capital Stock and Other Securities      Fund Details; Buying and
                                                  Selling Shares
Item 7.   Purchase of Securities Being Offered    Buying and Selling Shares
Item 8.   Redemption or Repurchase                Buying and Selling Shares
Item 9.   Pending Legal Proceedings               Not Applicable


                                                  LOCATION IN STATEMENT OF
ITEM IN PART B OF FORM N-1A                       ADDITIONAL INFORMATION

Item 10.  Cover Page                              Cover Page
Item 11.  Table of Contents                       Table of Contents
Item 12.  General Information and History         Not Applicable
Item 13.  Investment Objectives and Policies      Securities and Investment
                                                  Practices; Investment Advisory
                                                  Services
Item 14.  Management of the Fund                  Investment Advisory Services
Item 15.  Control Persons and Principal           Principal Holders of
          Holders of Securities                   Fund Shares
Item 16.  Investment Advisory and Other Services  Investment Advisory and Other
                                                  Services
Item 17.  Brokerage Allocation                    Brokerage Allocation and Other
                                                  Services
Item 18.  Capital Stock and Other Securities      Description Of Shares; Voting
                                                  Rights; Limitation of
                                                  Trustees' Liability
Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and
          Shares                                  Pricing of Securities Being
                                                  Offered
Item 20.  Tax Status                              Additional Tax Information
Item 21.  Underwriters                            Principal Underwriter
Item 22.  Calculation of Performance Data         Calculation of Performance
                                                  Data
Item 23.  Financial Statements                    Financial Statements




PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------
PROSPECTUS
                                   June 1, 1998, as amended August 1, 1998
-------------------------------------------------------------------------------

EVERGREEN SELECT EQUITY TRUST
-------------------------------------------------------------------------------
                                                            [LOGO OF EVERGREEN
                                                         FUNDS(SM) APPEARS HERE]

EVERGREEN SELECT STRATEGIC VALUE FUND
EVERGREEN SELECT DIVERSIFIED VALUE FUND
EVERGREEN SELECT LARGE CAP BLEND FUND
EVERGREEN SELECT COMMON STOCK FUND
EVERGREEN SELECT STRATEGIC GROWTH FUND
EVERGREEN SELECT EQUITY INCOME FUND
EVERGREEN SELECT SMALL COMPANY VALUE FUND
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
EVERGREEN SELECT BALANCED FUND
EVERGREEN SELECT EQUITY INDEX FUND
EVERGREEN SELECT SPECIAL EQUITY FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SHARES

     This prospectus explains important information about the Institutional Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Funds' statement of additional information ("SAI"). The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE
  CORPORATION OR ANY OTHER AGENCY.

 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

EXPENSES................................................................   3

FINANCIAL HIGHLIGHTS....................................................   4

FUND DESCRIPTIONS.......................................................   5
   Investment Objectives................................................   5
   Securities and Investment Practices
    Used By The Funds...................................................   6

BUYING AND SELLING SHARES...............................................   9
   How To Buy Shares....................................................   9
   How to Redeem Shares.................................................  10
   Additional Transaction Policies......................................  10
   Exchanges............................................................  11
   Dividends............................................................  11
   Taxes................................................................  11
   Shareholder Services.................................................  11

FUND DETAILS............................................................  12
   Fund Organization and Service Providers.............................   12
   Other Information And Policies.......................................  16
   Fund Performance.....................................................  16

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ended June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

 ANNUAL FUND OPERATING
        EXPENSES            MANAGEMENT                OTHER       TOTAL OPERATING
  (AS A PERCENTAGE OF          FEES                 EXPENSES      EXPENSES (AFTER
   AVERAGE DAILY NET      (AFTER EXPENSE  12B-1  (AFTER EXPENSE  EXPENSE WAIVERS OR
        ASSETS)            WAIVERS)(1)    FEES   REIMBURSEMENTS) REIMBURSEMENTS)(1)
 ---------------------    -------------- ------- --------------- ------------------
Evergreen Select               0.60%      None        0.15%             0.75%
 Strategic Value Fund
Evergreen Select               0.50%      None        0.10%             0.60%
 Diversified Value Fund
Evergreen Select Large         0.60%      None        0.11%             0.71%
 Cap Blend Fund
Evergreen Select Common        0.60%      None        0.10%             0.70%
 Stock Fund
Evergreen Select               0.60%      None        0.12%             0.72%
 Strategic Growth Fund
Evergreen Select Equity        0.60%      None        0.17%             0.77%
 Income Fund
Evergreen Select Small         0.80%      None        0.20%(1)          1.00%
 Company Value Fund
Evergreen Select Social        0.70%      None        0.16%             0.86%
 Principles Fund
Evergreen Select               0.50%      None        0.11%             0.61%
 Balanced Fund
Evergreen Select Equity        0.06%      None        0.31%             0.37%
 Index Fund(2)
Evergreen Select Special       0.74%      None        0.31%             1.05%
 Equity Fund(3)
EXAMPLE OF FUND EXPENSES      1 YEAR     3 YEARS
------------------------  -------------- -------
Evergreen Select                 $8        $24
 Strategic Value Fund
Evergreen Select                 $6        $20
 Diversified Value Fund
Evergreen Select Large           $7        $23
 Cap Blend Fund
Evergreen Select Common          $7        $22
 Stock Fund
Evergreen Select                 $7        $23
 Strategic Growth Fund
Evergreen Select Equity          $8        $25
 Income Fund
Evergreen Select Small          $10        $32
 Company Value Fund
Evergreen Select Social          $9        $27
 Principles Fund
Evergreen Select                 $6        $20
 Balanced Fund
Evergreen Select Equity          $4        $12
 Index Fund
Evergreen Select Special        $11        $33
 Equity Fund

-------

(1) Each Fund's investment adviser has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%.
(2) The investment adviser of Evergreen Select Equity Index Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 0.71%.
(3) The investment adviser of Evergreen Select Special Equity Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 1.82%.

     Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                           MANAGEMENT FEE   OTHER EXPENSES (WITHOUT     TOTAL FUND
          FUND            (WITHOUT WAIVERS)     REIMBURSEMENTS)     OPERATING EXPENSES
          ----            ----------------- ----------------------- ------------------
Evergreen Select Strate-
 gic Value Fund                 0.70%                0.15%                 0.85%
Evergreen Select Diver-
 sified Value Fund              0.60%                0.10%                 0.70%
Evergreen Select Large
 Cap Blend Fund                 0.70%                0.11%                 0.81%
Evergreen Select Common
 Stock Fund                     0.70%                0.10%                 0.80%
Evergreen Select Strate-
 gic Growth Fund                0.70%                0.12%                 0.82%
Evergreen Select Equity
 Income Fund                    0.70%                0.17%                 0.87%
Evergreen Select Small
 Company Value Fund             0.90%                0.28%                 1.18%
Evergreen Select Social
 Principles Fund                0.80%                0.16%                 0.96%
Evergreen Select Bal-
 anced Fund                     0.60%                0.11%                 0.71%
Evergreen Select Equity
 Index Fund                     0.40%                0.31%                 0.71%
Evergreen Select Special
 Equity Fund                    1.50%                0.31%                 1.81%

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The financial highlights below pertain to Institutional Shares of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. These two Funds were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. They were reorganized into Evergreen funds in July 1998. The information for Evergreen Select Equity Index Fund has been audited by Ernst & Young LLP, independent auditors, for the periods from inception through June 30, 1997. The information for Evergreen Select Special Equity Fund has been audited by Ernst & Young LLP for the periods from November 1, 1995 through June 30, 1997 and by the Fund's prior auditor for the periods ended October 31, 1994 through October 31, 1995. The information below for the period from July 1, 1997 to December 31, 1997 has not been audited. A report of Ernst & Young on the information it has audited appears in the Funds' Annual Report which is incorporated by reference in the SAI. The Annual Report may be obtained without charge.

     The other Funds in this prospectus have a fiscal year end of June 30, 1998 and therefore audited financial highlights are not available.

EVERGREEN SELECT EQUITY INDEX FUND--INSTITUTIONAL SHARES*



FOR A SHARE OUTSTANDING                                     JUNE 30
THROUGHOUT THE PERIOD    DEC. 31,  ----------------------------------------------------------------
ENDED                      1997      1997      1996      1995     1994     1993     1992    1991(1)
-----------------------  --------  --------  --------  --------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $37.39    $28.47    $23.79    $20.54   $20.97   $19.22   $18.46   $19.48
                         --------  --------  --------  --------  -------  -------  -------  -------
Net Investment Income...     0.26      0.51      0.51      0.52     0.55     0.52     0.52     0.03
Realized and Unrealized
 Net Gains (Losses) on
 Securities.............     3.50      9.16      5.47      4.24    (0.43)    1.84     1.80    (0.94)
Distributions from Net
 Investment Income......    (0.26)    (0.51)    (0.51)    (0.52)   (0.55)   (0.52)   (0.48)   (0.02)
Distributions from
 Capital Gains..........    (1.24)    (0.24)    (0.79)    (0.99)     --     (0.09)   (1.08)   (0.09)
                         --------  --------  --------  --------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $39.65    $37.39    $28.47    $23.79   $20.54   $20.97   $19.22   $18.46
                         ========  ========  ========  ========  =======  =======  =======  =======
TOTAL RETURN............   10.12%+   34.44%    25.69%    24.45%    0.55%   12.39%   12.59%  (4.64)%+
Net Assets, End of
 Period (000 omitted)... $262,831  $241,413  $166,350  $112,533  $72,552  $50,551  $20,166  $12,117
Ratio of Expenses to
 Average Net Assets.....    0.37%     0.37%     0.35%     0.37%    0.35%    0.49%    0.57%    0.97%
Ratio of Net Income to
 Average Net Assets.....    1.30%     1.63%     1.94%     2.48%    2.63%    2.82%    2.66%    1.79%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....    0.71%     0.71%     0.71%     0.76%    0.75%    0.88%    1.06%    1.20%
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....    0.96%     1.29%     1.59%     2.09%    2.23%    2.43%    2.17%    1.56%
Portfolio Turnover
 Rate...................       9%       11%       13%       27%      13%       4%      27%      --
Average Commission Rate
 Paid(2)................  $0.0621   $0.0545   $0.0641       n/a      n/a      n/a      n/a      n/a

-------
* On April 22, 1996, the Series A Shares of the Fund were redesignated Class Y Shares.
+ This figure has not been annualized.
(1) Commenced operations June 1, 1991. Unless otherwise noted, all ratios for the period have been annualized.
(2) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.

EVERGREEN SELECT SPECIAL EQUITY FUND--INSTITUTIONAL SHARES(3)*

                                                              OCTOBER 31
                                                         ---------------------
                                           JUNE 30       INSTITUTIONAL  PRIOR
FOR A SHARE OUTSTANDING      DEC. 31,  ----------------      CLASS      CLASS
THROUGHOUT THE PERIOD ENDED    1997     1997     1996        1995      1994(1)
---------------------------  --------  -------  -------  ------------- -------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................   $11.27    $11.86   $11.42       $9.37     $10.00
                             -------   -------  -------     -------    -------
Net Investment Income......    (0.03)     0.02     0.07        0.12       0.06
Realized and Unrealized Net
 Gains (Losses) on
 Securities................     0.90      1.81     2.13        2.12      (0.63)
Distributions from Net
 Investment Income.........       --     (0.03)   (0.07)      (0.12)     (0.06)
Distributions from Capital
 Gains.....................    (1.49)    (2.39)   (1.69)      (0.07)       --
                             -------   -------  -------     -------    -------
Net Asset Value, End of
 Period....................   $10.65    $11.27   $11.86      $11.42      $9.37
                             =======   =======  =======     =======    =======
TOTAL RETURN(2)............    8.14%+   17.94%   22.27%      24.44%    (5.72)%
Net Assets, End of Period
 (000 omitted).............  $74,025   $71,980  $63,680     $57,396    $10,069
Ratio of Expenses to
 Average Net Assets........    1.07%     0.84%    0.34%       0.32%      0.15%
Ratio of Net Income to
 Average Net Assets........  (0.44)%     0.19%    0.94%       1.14%      1.06%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers).......    1.81%     1.82%    1.79%       1.97%      2.10%
Ratio of Net (Loss) to
 Average Net Assets
 (Excluding Waivers).......  (1.18)%   (0.79)%  (0.51)%     (0.51)%    (0.89)%
Portfolio Turnover Rate**..      32%       74%      72%        129%        39%
Average Commission Rate
 Paid(4)...................  $0.0628   $0.0257  $0.0539         n/a        n/a

-------
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratios of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 22, 1996, the assets of the Conestoga Special Equity Fund were acquired by CoreFunds. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares.
** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.
(1) Commenced operations March 15, 1994. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return for the period ended June 30, 1996 is for an eight-month period.
(3) The per share amount for the period ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the period November 1 to October 31.
(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.

+ This figure has not been annualized.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

     EVERGREEN SELECT STRATEGIC VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., companies with market capitalizations of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT DIVERSIFIED VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT LARGE CAP BLEND FUND seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. companies with market capitalizations of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT COMMON STOCK FUND seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT STRATEGIC GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's investment adviser, demonstrate the potential for superior and sustainable earnings growth.

     EVERGREEN SELECT EQUITY INCOME FUND seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT SMALL COMPANY VALUE FUND seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., companies with market capitalizations of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund's investment adviser selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     EVERGREEN SELECT SOCIAL PRINCIPLES FUND seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

     EVERGREEN SELECT BALANCED FUND seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.

     EVERGREEN SELECT EQUITY INDEX FUND seeks investment results that achieve price and yield performance similar to the S&P 500 Index. The Fund invests primarily in stocks represented in the Standard & Poor's Corporation ("S&P") 500 Index.

     EVERGREEN SPECIAL EQUITY FUND seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment adviser expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

SECURITIES AND INVESTMENT PRACTICES USED BY THE FUNDS

You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

     The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

     The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment adviser uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment adviser does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. Evergreen Select Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities, including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

     There are special risks associated with international investing:

    . Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

    . Volatility--Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

    . Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

    . Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

    . Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation. The Evergreen Select Special Equity Fund may neither purchase futures contracts or options where premiums and margin deposit exceed 5% of total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price.

Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-633-2700.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-633-2700. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Shares of any Fund for Institutional Shares of any other Evergreen Select fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-633-2700 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     Each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.

       FUND                                     ADVISORY FEE NET ADVISORY FEE
       ----                                     ------------ ----------------
       Evergreen Select Strategic Value Fund        0.70%          0.60%
       Evergreen Select Diversified Value Fund      0.60%          0.50%
       Evergreen Select Large Cap Blend Fund        0.70%          0.60%
       Evergreen Select Common Stock Fund           0.70%          0.60%
       Evergreen Select Strategic Growth Fund       0.70%          0.60%
       Evergreen Select Equity Income Fund          0.70%          0.60%
       Evergreen Select Social Principles Fund      0.80%          0.70%
       Evergreen Select Balanced Fund               0.60%          0.50%
       Evergreen Select Equity Index Fund           0.40%          0.06%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Currently, Evergreen Asset has voluntarily agreed to limit its advisory fee to 0.80% of the average net assets of the Fund.

     The investment adviser of Evergreen Select Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Select Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to 0.52% of the average net assets of the Fund.

     FUNB, Evergreen Asset and Meridian currently intend to continue waiving a portion of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB, Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.

Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select        The portfolio managers of the Fund are Mark C. Sipe,
  Common Stock Fund      CFA and Hanspeter Giger, CFA.
                         Mark C. Sipe, CFA. Since joining First Union in 1983,
                         Mr. Sipe has been a Senior Vice President. He has over
                         19 years of investment management experience. Aside
                         from co-managing the Fund, he is responsible for the
                         oversight of equity research efforts and all equity
                         investment processes.
                         Hanspeter Giger, CFA. Mr. Giger has 12 years of
                         investment management experience. For the past five
                         years, Mr. Giger has been a Vice President and Equity
                         Analyst of First Union. Aside from co-managing the
                         Fund, he is responsible for overseeing and
                         coordinating FUNB's Investment Research/Core team.
                         Prior to joining First Union in 1987, Mr. Giger held a
                         securities analyst position at Wells Fargo Bank in San
                         Francisco, CA.
 Evergreen Select Equity Paul A. DiLella. Paul A. DiLella is a Vice President
  Income Fund            and Senior Investment Officer of FUNB. Aside from
                         managing the Fund, Mr. DiLella has been the portfolio
                         manager of the Evergreen Utility Fund since 1996. Mr.
                         DiLella joined First Fidelity Bank in 1982, which was
                         acquired by First Union in 1995, as Vice President and
                         Portfolio Manager of the Asset Management Group. Mr.
                         DiLella has over 16 years of investment experience.
 Evergreen Select Large  Eric Wiegand is the team leader of a group of four
  Cap Blend Fund         seasoned investment professionals who manage this
                         Fund.
                         Eric M. Wiegand. Eric Wiegand is also responsible for
                         managing the Evergreen Select Social Principles Fund.
                         Mr Wiegand has been Portfolio Manager for Evergreen
                         Select Large Cap Blend Fund since 1996 and for
                         Evergreen Select Social Principles Fund since 1994.
                         Prior to rejoining First Fidelity Bank in 1994, which
                         was acquired by First Union in 1995, Mr. Wiegand was
                         an Assistant VicePresident and Portfolio Manager with
                         First Fidelity Bank from 1989-1993. He also served as
                         a Vice President and Senior Portfolio Manager with PNC
                         Bank in Philadelphia from 1993-1994.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select        The portfolio managers of the Fund are W. Shannon
  Strategic Growth Fund  Reid, CFA, and Timothy M. Stevenson, CFA.
                         W. Shannon Reid, CFA. Shannon Reid has over 13 years
                         of investment experience. His responsibilities include
                         equity analysis and portfolio management for FUNB's
                         growth-style equity products. Mr. Reid has been with
                         First Union since 1988 as a Vice President and
                         Portfolio Manager.
                         Timothy M. Stevenson, CFA. Tim Stevenson has over 16
                         years of investment experience. Before joining First
                         Union in 1994 as a Senior Vice President and Portfolio
                         Manager, Tim served as a research director and
                         portfolio manager for Cedar Hill Associates, Inc. from
                         1989-1994.
 Evergreen Select        Timothy O'Grady is the team leader of a group of three
  Strategic Value Fund   seasoned professionals who manage the Strategic Value
                         Fund.
                         Timothy E. O'Grady. Since joining First Union (then
                         First Fidelity Bank) in 1986, Timothy O'Grady has been
                         a portfolio manager in the Employee Benefit
                         Equity/Balanced Unit of the Capital Management Group
                         in Newark, NJ. He is also co-manager of the Evergreen
                         Select Value Fund. He recently became a Senior Vice
                         President and Senior Portfolio Manager this year.
 Evergreen Select        The portfolio managers for the Fund are Stephen A.
  Small Company          Lieber, Peter J. Kovalski and Nola M. Falcone, CFA.
  Value Fund
                         Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief
                         Executive Officer of Lieber & Co. and Evergreen Asset.
                         He was the founding Partner of Lieber & Co. in 1969
                         and served as Senior Partner until June, 1994. He is
                         Portfolio Manager of Evergreen Fund, Evergreen
                         Foundation Fund, Evergreen Tax Strategic Foundation
                         Fund, Evergreen VA Foundation Fund, and Evergreen VA
                         Fund.
                         Peter J. Kovalski, CFA. Mr. Kovalski joined Lieber &
                         Co. as an analyst in 1992. Previously, he was a
                         security Analyst at International Assets Advisory
                         Corp., 1990-1991; a Security Analyst at Ryan Beck &
                         Co., 1985-1987; and a Financial Analyst at
                         Ayco/American Express, 1984-1985.
                         Nola M. Falcone, CFA. Nola Falcone is President and
                         Co-Chief Executive Officer of Lieber & Co. and
                         Evergreen Asset. She was a General Partner of Lieber &
                         Co. from January, 1981 to June, 1994 and joined Lieber
                         & Co. as a Senior Portfolio Manager in 1974. She is
                         Portfolio Manager for Evergreen Income & Growth Fund,
                         Evergreen Small Cap Equity Income Fund and Evergreen
                         VA Small Cap Equity Income Fund.
 Evergreen Select Social Eric M. Wiegand. Eric Wiegand is also responsible for
  Principles Fund        managing the Evergreen Select Large Cap Blend Fund.
                         Mr. Wiegand has been Portfolio Manager for Evergreen
                         Select Large Cap Blend Fund since 1996 and for
                         Evergreen Select Social Principles Fund since 1994.
                         Prior to rejoining First Fidelity Bank in 1994, which
                         was acquired by First Union in 1995, Mr. Wiegand was
                         an Assistant Vice President and Portfolio Manager with
                         First Fidelity Bank from 1989-1993. He also served as
                         a Vice President and Senior Portfolio Manager with PNC
                         Bank in Philadelphia from 1993-1994.
 Evergreen Select        Dean Hawes manages the Fund's equity portfolio. Rollin
  Balanced Fund          C. Williams is responsible for the fixed income
                         portfolio of the Fund.
                         Dean Hawes. Dean Hawes has over 22 years of investment
                         experience. He is currently portfolio manager of the
                         Evergreen Balanced Fund and a limited number of
                         institutional accounts. Since joining First Union from
                         Merrill Lynch in 1981, Mr. Hawes has been a Vice
                         President and Senior Portfolio Manager.

         FUND                            PORTFOLIO MANAGER(S)
         ----                            --------------------
                      Rollin C. Williams, CFA. Rollin Williams has over 28
                      years of investment and banking management experience. In
                      addition to managing First Union's Diversified Bond Group
                      Trust and the Evergreen U.S. Government Fund, he is also
                      responsible for the management of over $2.2 billion in
                      fixed income portfolios. Before joining First Union, Mr.
                      Williams was the head of fixed income investment at
                      Dominion Trust Company in Roanoke, VA. Mr. Williams has
                      been with First Union since 1993 when Dominion was
                      acquired by the bank; he started with Dominion Trust
                      Company in 1988 as Vice President and Portfolio Manager.
                      Since joining First Union, Mr. Williams has been a Vice
                      President and Senior Portfolio Manager.
 Evergreen Select     David C. Francis, CFA. David Francis joined First Union
  Diversified         in 1994 as Managing Director and Chief Investment
  Value Fund          Officer. David Francis has over 20 years of equity
                      analysis and investment experience. He is responsible for
                      directing the institutional investment organization for
                      the First Union Capital Management Group. Mr. Francis
                      joined First Union from Federated Investment Counseling,
                      a division of Federated Investors in Pittsburgh, PA,
                      where he managed equities for employee benefit and tax-
                      exempt separate accounts and mutual funds since 1978.
 Evergreen Select     Leonard Capristo. Mr. Capristo has 26 years of investment
  Equity Index Fund   experience and currently manages First Capital Group's
                      Enhanced Stock Market Fund. He joined First Union's
                      Capital Management Group in 1989 as the Director of
                      Equity Trading. He rejoined the Capital Management Group
                      in 1997 from First Union's Capital Markets Group where he
                      served as co-manager of public equity investments for
                      three years. Prior investment experience includes
                      positions with Dean Witter Reynolds, First Boston Corp.,
                      and Salomon Brothers.
 Evergreen Select     Joseph E. Stocke, CFA. Mr. Stocke joined Meridian in 1983
  Special Equity Fund as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities with Meridian.
                      Mr. Stocke has been with Meridian since 1983 and prior to
                      July 1998 managed the Special Equity Fund and Core Equity
                      Fund of CoreFunds, Inc.

Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

                         AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
   ADMINISTRATIVE FEE         SUBSIDIARY OF FIRST UNION SERVES AS INVESTMENT ADVISER
   ------------------    ----------------------------------------------------------------
0.050%..................                on the first $7 billion
0.035%..................                on the next $3 billion
0.030%..................                on the next $5 billion
0.020%..................                on the next $10 billion
0.015%..................                on the next $5 billion
0.010%..................                on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The portfolio turnover rates for Evergreen Select Equity Index Fund and Evergreen Special Equity Fund appear in the Financial Highlights on page 4. The estimated annual portfolio turnover rates for the other Funds are not expected to exceed the rates set forth below.

                                     ESTIMATED ANNUAL
FUND NAME                           PORTFOLIO TURNOVER
---------                           ------------------
Evergreen Select Strategic Value            35%
Evergreen Select Diversified Value          50%
Evergreen Select Large Cap Blend            75%
Evergreen Select Common Stock               50%
Evergreen Select Strategic Growth          125%
Evergreen Select Equity Income              50%
Evergreen Select Small Cap Value            50%
Evergreen Select Social Principles          75%
Evergreen Select Balanced                  100%

A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its investment adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their investment advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisers are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. EVERGREEN SELECT STRATEGIC VALUE FUND, EVERGREEN SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer. The performance information below is that of the CTF's and not the Funds.

     The CTF's are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Shares is calculated for periods before the commencement of the Funds' operations by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements. Applying the expenses of the Funds rather than those of the CTF's makes the performance figures below lower.

     The quoted performance data includes the performance of the CTF's for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTF's. The CTF's were not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTF's had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTF's were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTF's performance. Employee benefit plans that invest plan assets in the CTF's may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

   FUND NAME (PREDECESSOR CTF)       1 YEAR    3 YEARS   5 YEARS  10 YEARS (OR
(THE FUNDS COMMENCED OPERATIONS ON   (ENDING   (ENDING   (ENDING     SINCE     INCEPTION
        NOVEMBER 24, 1997)          10/31/96) 10/31/96) 10/31/96)  INCEPTION)    DATE
----------------------------------  --------- --------- --------- ------------ ---------
Evergreen Select Strategic
 Value Fund
(Select Value Trust)                  33.24%    26.47%    20.55%     16.58%    12/31/81
Institutional Shares
Evergreen Select Large Cap
 Blend Fund
(Charitable Equity Trust)             29.69%    30.01%      N/A      22.12%    12/31/93
Institutional Shares
Evergreen Select Common
 Stock Fund
(Common Stock Trust)                  30.07%    26.65%    16.67%     14.90%    12/31/81
Institutional Shares
Evergreen Select Strategic
 Growth Fund
(Common Stock Growth
 Trust)                               28.41%      N/A       N/A      30.28%    12/31/94
Institutional Shares
Evergreen Select Equity
 Income Fund
(Equity Income Trust)                 25.08%    21.29%    14.43%     13.71%    12/31/78
Institutional Shares
Evergreen Select Social
 Principles Fund
(Social Principles Trust)             28.33%    24.80%    18.98%     15.30%     5/31/88
Institutional Shares

Performance of Evergreen Asset for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of all actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Company Value Fund.

     Evergreen Asset's composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. These results calculated by AIMR standards would be different from those obtained by using the SEC method of accounting performance of a mutual fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

     The investment results of Evergreen Asset's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                       TOTAL ASSETS    NO. OF
                     (IN MILLIONS) AT ACCOUNTS
                       12/31/97(SM     AS OF
COMPOSITE              M) FOR AIMR    12/31/97 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------            ---------------- -------- ------ ------- ------- --------
Small Cap Composite       296.4           3    39.51% 32.89%  20.39%   17.62%

     The composite performance reflecting the estimated expenses of the Evergreen Select Small Company Value Fund would be as follows:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------ ------- ------- --------
             38.33% 31.71%  19.21%   16.43%

Evergreen Select Balanced Fund and Evergreen Select Diversified Value
Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund, the Class Y shares of which were reorganized into the Institutional Shares of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November of 1997. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of March 31, 1997 for Evergreen Balanced Fund and as of December 31, 1997 for Evergreen Value Fund.

                         EVERGREEN   EVERGREEN
       PERIOD          BALANCED FUND VALUE FUND
       ------          ------------- ----------
       One Year            19.97%       27.77%
       Three Years         17.69%       22.49%
       Five Years          13.13%       17.04%
       Ten Years           12.80%       16.95%
       Inception Date     4/1/91       1/3/91

Evergreen Select Equity Index Fund and Evergreen Select Special Equity
Fund. The following total return information is provided with reference to Equity Index Fund and Special Equity Fund, the Class Y Shares of which were reorganized into the Institutional Shares of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively, in July 1998. Equity Index Fund and Special Equity Fund were portfolios of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisers, Inc. Equity Index Fund and Special Equity Fund had investment objectives, policies and strategies materially equivalent to those of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. Past performance of the Equity Index Fund and Special Equity Fund is no guarantee of the future performance of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. The performance information set forth below is provided as of June 30, 1997 for the Class Y shares of the predecessor funds.

                         EQUITY     SPECIAL
       PERIOD          INDEX FUND EQUITY FUND
       ------          ---------- -----------
       One Year           34.44%      17.94%
       Five Years         18.90%        N/A
       Ten Years          13.43%        N/A
       Inception Date    6/1/91     3/15/94

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

INVESTMENT ADVISERS
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019
                                                                       541909Rv1

60652

-------------------------------------------------------------------------------
PROSPECTUS
                                   June 1, 1998, as amended August 1, 1998
-------------------------------------------------------------------------------

EVERGREEN SELECT EQUITY TRUST

                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]
-------------------------------------------------------------------------------


EVERGREEN SELECT STRATEGIC VALUE FUND
EVERGREEN SELECT DIVERSIFIED VALUE FUND
EVERGREEN SELECT LARGE CAP BLEND FUND
EVERGREEN SELECT COMMON STOCK FUND
EVERGREEN SELECT STRATEGIC GROWTH FUND
EVERGREEN SELECT EQUITY INCOME FUND
EVERGREEN SELECT SMALL COMPANY VALUE FUND
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
EVERGREEN SELECT BALANCED FUND
EVERGREEN SELECT EQUITY INDEX FUND
EVERGREEN SELECT SPECIAL EQUITY FUND
(EACH A "FUND," TOGETHER THE "FUNDS")

INSTITUTIONAL SERVICE SHARES

     This prospectus explains important information about the Institutional Service Shares of the Evergreen Select Equity Trust, including information on how the Funds invest and services available to shareholders. Please read this prospectus before investing, and keep it for future reference.

     When you consider investing in a Fund, remember that the higher the risk of losing money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

     By itself, no Fund is a complete investment plan. When considering an investment in any of the Funds, remember to consider your overall investment objectives and any other investments you own. You should also carefully evaluate your ability to handle the risks posed by your investment in the Funds. You can find information on the risks associated with investing in the Funds under the section called "Fund Descriptions."

     To learn more about the Evergreen Select Equity Trust, call 1-800-343-2898 for a free copy of the Funds' statement of additional information ("SAI"). The Funds have filed the SAI with the Securities and Exchange Commission and have incorporated it by reference (legally included it) into this prospectus.

PLEASE REMEMBER THAT SHARES OF THE FUNDS ARE:

 . NOT DEPOSITS OR OBLIGATIONS OF ANY BANK.

 . NOT ENDORSED OR GUARANTEED BY ANY BANK.

 . NOT INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

 . SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
AMOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS

EXPENSES........................................    3
FINANCIAL HIGHLIGHTS............................    4
FUND DESCRIPTIONS...............................    5
   Investment Objectives........................    5
   Securities and Investment Practices
    Used By The Funds...........................    6
BUYING AND SELLING SHARES.......................    9
   How To Buy Shares............................    9
   How to Redeem Shares.........................    9
   Additional Transaction Policies..............   10
   Exchanges....................................   10
   Dividends....................................   11
   Taxes........................................   11
   Shareholder Services.........................   11
FUND DETAILS....................................   11
   Fund Organization and Service
    Providers...................................   11
   Other Information And Policies...............   15
   Fund Performance.............................   16

-------------------------------------------------------------------------------

                                   EXPENSES

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund. There are no shareholder transaction expenses.

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ended June 30, 1998. Each Fund's example shows what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Fund Details."

  ANNUAL FUND OPERATING      MANAGEMENT                OTHER       TOTAL OPERATING
        EXPENSES                FEES                 EXPENSES      EXPENSES (AFTER
   (AS A PERCENTAGE OF     (AFTER EXPENSE  12B-1  (AFTER EXPENSE  EXPENSE WAIVERS OR
AVERAGE DAILY NET ASSETS)   WAIVERS)(1)    FEES   REIMBURSEMENTS) REIMBURSEMENTS)(1)
-------------------------  -------------- ------- --------------- ------------------
Evergreen Select
 Strategic Value Fund           0.60%       0.25%      0.15%            1.00%
Evergreen Select
 Diversified Value Fund         0.50%       0.25%      0.10%            0.85%
Evergreen Select Large
 Cap Blend Fund                 0.60%       0.25%      0.11%            0.96%
Evergreen Select Common
 Stock Fund                     0.60%       0.25%      0.10%            0.95%
Evergreen Select
 Strategic Growth Fund          0.60%       0.25%      0.12%            0.97%
Evergreen Select Equity
 Income Fund                    0.60%       0.25%      0.17%            1.02%
Evergreen Select Small
 Company Value Fund             0.80%       0.25%      0.20%(1)         1.25%
Evergreen Select Social
 Principles Fund                0.70%       0.25%      0.16%            1.11%
Evergreen Select Balanced
 Fund                           0.50%       0.25%      0.11%            0.86%
Evergreen Select Equity
 Index Fund(2)                  0.06%       0.25%      0.31%            0.62%
Evergreen Select Special
 Equity Fund(3)                 0.74%       0.25%      0.31%            1.30%
 EXAMPLE OF FUND EXPENSES      1 YEAR     3 YEARS
Evergreen Select
 Strategic Value Fund             $10         $32
Evergreen Select
 Diversified Value Fund            $9         $27
Evergreen Select Large
 Cap Blend Fund                   $10         $31
Evergreen Select Common
 Stock Fund                       $10         $30
Evergreen Select
 Strategic Growth Fund            $10         $31
Evergreen Select Equity
 Income Fund                      $10         $32
Evergreen Select Small
 Company Value Fund               $13         $40
Evergreen Select Social
 Principles Fund                  $11         $35
Evergreen Select Balanced
 Fund                              $9         $27
Evergreen Select Equity
 Index Fund                        $6         $20
Evergreen Select Special
 Equity Fund                      $13         $41

-------
(1) Each Fund's investment adviser has voluntarily agreed to waive a portion of each Fund's investment advisory fee. Without such waivers, each management fee set forth above would be higher. The investment advisers currently intend to continue this expense waiver through November 30, 1998; however, each may modify or cancel its expense waiver at any time. See "Fund Details" for more information. In addition, the investment adviser to Evergreen Select Small Company Value Fund has limited that Fund's Other Expenses to 0.20%.
(2) The investment adviser of Evergreen Select Equity Index Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 0.96%.
(3) The investment adviser of Evergreen Select Special Equity Fund has undertaken to limit the Fund's Total Operating Expenses for a period of at least two years to 2.07%.
     Absent expense waivers and/or reimbursements, the Total Operating Expenses for each of the Funds would be as follows:

                           MANAGEMENT FEE   12B-1  OTHER EXPENSES (WITHOUT     TOTAL FUND
FUND                      (WITHOUT WAIVERS) FEES       REIMBURSEMENTS)     OPERATING EXPENSES
----                      ----------------- -----  ----------------------- ------------------
Evergreen Select
 Strategic Value Fund           0.70%       0.25%           0.15%                 1.10%
Evergreen Select
 Diversified Value Fund         0.60%       0.25%           0.10%                 0.95%
Evergreen Select Large
 Cap Blend Fund                 0.70%       0.25%           0.11%                 1.06%
Evergreen Select Common
 Stock Fund                     0.70%       0.25%           0.10%                 1.05%
Evergreen Select
 Strategic Growth Fund          0.70%       0.25%           0.12%                 1.07%
Evergreen Select Equity
 Income Fund                    0.70%       0.25%           0.17%                 1.12%
Evergreen Select Small
 Company Value Fund             0.90%       0.25%           0.28%                 1.43%
Evergreen Select Social
 Principles Fund                0.80%       0.25%           0.16%                 1.21%
Evergreen Select
 Balanced Fund                  0.60%       0.25%           0.25%                 0.96%
Evergreen Select Equity
 Index Fund                     0.40%       0.25%           0.31%                 0.96%
Evergreen Select Special
 Equity Fund                    1.50%       0.25%           0.31%                 2.06%

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The financial highlights below pertain to Institutional Service Shares of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. These two Funds were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. They were reorganized into Evergreen funds in July 1998. The information for Evergreen Select Equity Index Fund has been audited by Ernst & Young LLP, independent auditors, for the periods from inception through June 30, 1997. The information for Evergreen Select Special Equity Fund has been audited by Ernst & Young LLP for the periods from November 1, 1995 through June 30, 1997 and by the Fund's prior auditor for the periods ended October 31, 1994 through October 31, 1995. The information below for the period from July 1, 1997 to December 31, 1997 has not been audited. A report of Ernst & Young on the information it has audited appears in the Funds' Annual Report which is incorporated by reference in the SAI. The Annual Report may be obtained without charge.

     The other Funds in this prospectus have a fiscal year end of June 30, 1998 and therefore audited financial highlights are not available.

EVERGREEN SELECT EQUITY INDEX FUND--INSTITUTIONAL SERVICE SHARES

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED      DECEMBER 31, JUNE 30,
---------------------------------------------------          1997     1997(1)
                                                         ------------ --------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 37.37    $ 29.62
                                                           -------    -------
Net Investment Income...................................   $  0.26    $  0.32
Realized and Unrealized Net Gains on Securities.........   $  3.51    $  8.05
Distributions from Net Investment Income................   $ (0.24)   $ (0.38)
Distributions from Capital Gains........................   $ (1.24)   $ (0.24)
                                                           -------    -------
Net Asset Value, End of Period..........................   $ 39.66    $ 37.37
                                                           =======    =======
TOTAL RETURN(2).........................................     2.74%+    28.58%+
Net Assets, End of Period (000 omitted).................   $ 9,113    $ 4,507
Ratio of Expenses to Average Net Assets.................     0.37%      0.37%
Ratio of Net Income to Average Net Assets...............     1.05%      1.51%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...............................................     0.71%      0.69%
Ratio of Net Income to Average Net Assets (Excluding
 Waivers)...............................................     0.71%      1.19%
Portfolio Turnover Rate.................................        9%        11%
Average Commission Rate Paid(3).........................   $0.0621    $0.0545

-------
+ This figure has not been annualized.
(1) Commenced operations October 9, 1996. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return does not reflect applicable sales load.
(3) Average commission rate paid per share for security purchases and sales during the period.

EVERGREEN SELECT SPECIAL EQUITY FUND--INSTITUTIONAL SERVICE SHARES(3)*

FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD
ENDED                       DECEMBER 31      JUNE 30           OCTOBER 31
-----------------------     ----------- ------------------  ------------------
                                                             RETAIL    PRIOR
                                                             CLASS    CLASS(1)
                               1997       1997      1996      1995      1994
                            ----------- --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
 OF PERIOD................   $  11.25   $  11.85  $  11.42  $   9.37  $  10.00
                             --------   --------  --------  --------  --------
Net Investment Income.....   $  (0.03)  $    --   $   0.08  $   0.12  $   0.06
Realized and Unrealized
 Net Gains (Losses) on
 Securities...............   $   0.87   $   1.81  $   2.11  $   2.12  $  (0.63)
Distributions from Net
 Investment Income........   $    --    $  (0.02) $  (0.07) $  (0.12) $  (0.06)
Distributions from Capital
 Gains....................   $  (1.49)  $  (2.39) $  (1.69) $  (0.07) $    --
                             --------   --------  --------  --------  --------
Net Asset Value, End of
 Period...................   $  10.60   $  11.25  $  11.85  $  11.42  $   9.37
                             ========   ========  ========  ========  ========
TOTAL RETURN(2)...........      7.88%+    17.73%    22.14%    24.44%   (5.72)%
Net Assets, End of Period
 (000 omitted)............   $  2,858   $  2,347  $  1,144  $    734  $ 10,069
Ratio of Expenses to
 Average Net Assets.......      1.32%      1.14%     0.37%     0.27%     0.15%
Ratio of Net Income to
 Average Net Assets.......    (0.69)%    (0.12)%     0.91%     1.29%     1.06%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)......      2.06%      2.07%     1.82%     2.24%     2.10%
Ratio of Net Loss to
 Average Net Assets
 (Excluding Waivers)......    (1.43)%    (1.05)%   (0.55)%   (0.68)%   (0.89)%
Portfolio Turnover
 Rate**...................        32%        74%       72%      129%       39%
Average Commission Rate
 Paid(4)..................   $ 0.0628   $ 0.0257  $ 0.0539       n/a       n/a

-------
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 22, 1996, the assets of the Conestoga Special Equity Fund were acquired by CoreFunds. At that time the Retail Class Shares of the Fund were exchanged for Class A Shares.
** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.
(1) Commenced operations March 15, 1994. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return does not reflect applicable sales load. Additionally, total return for the period ended June 30, 1996 is for an eight-month period.
(3) The per share amount for the period ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the period November 1 to October 31.
(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.

+   This figure has not been annualized.

-------------------------------------------------------------------------------

                               FUND DESCRIPTIONS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

     EVERGREEN SELECT STRATEGIC VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. The Fund invests primarily in the equity securities of large companies (i.e., companies with market capitalizations of over $5 billion at the time of investment) and mid-size U.S. companies (i.e., companies with market capitalizations of over $1 billion but less than $5 billion at the time of investment). Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT DIVERSIFIED VALUE FUND seeks long-term capital appreciation with current income as a secondary objective. Normally, the Fund invests primarily in equity securities of U.S. companies with prospects for earnings growth and dividends. Generally selected are stocks that the Fund's investment adviser believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations.

     EVERGREEN SELECT LARGE CAP BLEND FUND seeks to achieve long-term capital growth. The Fund invests at least 65% of its total assets in the equity securities of large companies (i.e. companies with market capitalizations of over $5 billion at the time of investment). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT COMMON STOCK FUND seeks long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT STRATEGIC GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in the equity securities of large and mid-size U.S. companies, which, in the opinion of the Fund's investment adviser, demonstrate the potential for superior and sustainable earnings growth.

     EVERGREEN SELECT EQUITY INCOME FUND seeks high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     EVERGREEN SELECT SMALL COMPANY VALUE FUND seeks capital appreciation. The Fund invests at least 65% of its total assets in the equity securities of small companies (i.e., companies with market capitalizations of $1 billion or less at the time of investment). The Fund invests in stocks of companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow or earnings potential. The Fund's investment adviser selects securities it thinks will rise in value sooner than most observers anticipate, increasing the value of Fund shares.

     EVERGREEN SELECT SOCIAL PRINCIPLES FUND seeks to provide long-term capital growth. The Fund invests in the equity securities of mid-size companies that respect human rights, play a role in local communities and produce useful products in an environmentally sound way. The Fund will not invest in companies that produce liquor, tobacco, weapons or nuclear energy.

     EVERGREEN SELECT BALANCED FUND seeks long-term total return through capital appreciation, dividends and interest income. The Fund invests in growth oriented common and preferred stocks and fixed income securities to provide a stable income flow. It is anticipated that the Evergreen Select Balanced Fund's asset allocation will range between 40-75% in common and preferred stocks, 25-50% in fixed income securities (including some convertible securities) and 0-25% in cash equivalents.

     EVERGREEN SELECT EQUITY INDEX FUND seeks investment results that achieve price and yield performance similar to the Standard & Poor's Corporation ("S&P") 500 Index. The Fund invests primarily in stocks represented in the S&P 500 Index.

     EVERGREEN SPECIAL EQUITY FUND seeks capital growth. The Fund strives to provide a return greater than stock market indices such as the Russell 3000 Equal Weighted Index by investing principally in a diversified portfolio of common stocks of domestic companies that its investment adviser expects will experience growth in earnings and price including stocks of companies with small market capitalizations (i.e., under $1 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and large market capitalizations (i.e., over $5 billion).

     Each Fund's investment objective(s) is nonfundamental. As a result, a Fund may change its objective(s) without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. A Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies.

SECURITIES AND INVESTMENT PRACTICES USED BY THE FUNDS

     You can find more information about the types of securities in which a Fund may invest, the types of investment techniques a Fund may employ in pursuit of its objective and a summary of related risks set forth below. The Funds' SAI contains additional information about these investments and investment techniques.

Equity Securities. Each Fund, with the exception of Evergreen Select Balanced Fund, invests primarily in common stocks. A common stock represents an equity (ownership) interest in a corporation. Each Fund expects to profit from stocks primarily by (1) selling shares at a higher price than it paid and (2) earning dividends.

     Each Fund may invest in convertible securities. Convertible securities are corporate securities that can be exchanged for a different type of corporate security. Convertible securities normally purchased by the Funds are convertible preferred stocks and convertible bonds, both of which can be exchanged for common stocks.

     Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Also, investing in small and mid-sized companies involves greater risk than investing in larger companies. Small and mid-sized company stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by such companies on limited product lines, markets, and financial and management resources. These and other factors may make small and mid-sized companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-sized companies may be less marketable than larger companies.

     The Evergreen Select Equity Index Fund invests at least 90% of its total assets in equity securities that represent a composite of the S&P 500 Index. The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. In choosing the 500 stocks which are included in the S&P 500 Index, S&P considers market values and industry diversification. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. A correlation of 1.00 would indicate perfect correlation.

     The Evergreen Select Equity Index Fund investment portfolio will generally consist of common stocks of as many issuers listed in the S&P 500 Index as is feasible. The Fund's investment adviser uses a computer model that closely monitors the industry weightings of the S&P 500 Index. Although the Fund's investment adviser does not screen securities by traditional methods of financial and market analyses, it monitors the Fund's investments with a view toward removing stocks of companies which exhibit extreme financial distress or which may impair the Fund's ability to achieve its investment objective. The Fund strives to provide a total return comparable to the S&P 500 Index. Evergreen Select Equity Index Fund is not sponsored by nor affiliated with S&P.

Foreign Investments. Evergreen Select Special Equity Fund may invest in foreign securities. including securities of foreign issuers, securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.

     There are special risks associated with international investing:

    . Currency Risk--The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.

    . Volatility--Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries.

    . Expense Considerations--Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.

    . Foreign Taxes--Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.

    . Regulatory Environment--Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Debt Securities. Evergreen Select Balanced Fund may invest in bonds or other instruments used by corporations or governments to borrow money from investors, including all kinds of convertible securities. When the Fund buys a debt security, it expects to earn a variable or fixed rate of interest and it expects the issuer to repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The main risks of investing in debt securities are:

    . Interest Rate Risk: The risk that a bond's prices will fall when interest rates rise, and vice versa. Debt securities have varying levels of sensitivity to interest rates. Longer-term bonds are generally more sensitive to changes in interest rates than short term bonds.

    . Credit Risk: The chance that the issuer of a bond will have its credit rating downgraded or will default (fail to make scheduled interest and principal payments), potentially reducing the Fund's income and/or share price.

     Debt securities have varying degrees of quality. Investment grade bonds are generally rated within the three highest grades as determined by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A), Moody's Investors Service ("Moody's") (Aaa, Aa, or A), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, or A) or their respective equivalent ratings or, if not rated or rated by another system, determined by the Fund's adviser to be of equivalent credit quality to securities so rated. Bonds rated A or above are regarded as having a strong capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances may to lead to a weakened capacity to pay interest and repay principal compared to higher-rated bonds.

     The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. Also, if S&P, Moody's or Fitch changes its ratings system, each Fund will try to use comparable ratings as standards according to the Fund's investment objectives and policies.

United States ("U.S.") Government Securities. U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Others, however, are supported only by the credit of the instrumentality or by the right of the instrumentality to borrow from the U.S. government.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. Generally, U.S. government securities are subject to the same interest rate and credit risks as other fixed-income securities. However, since U.S. government securities are of the highest credit quality, the credit risk is minimal. THE U.S. GOVERNMENT DOES NOT GUARANTEE THE NET ASSET VALUE OF THE FUNDS' SHARES.

Mortgage-Backed Securities. A mortgage-backed security represents an interest in a "pool" of commercial or residential mortgages. Payments of interest and principal made by the individual borrowers on the mortgages that underlie the securities are passed through to the Fund. Evergreen Select Balanced Fund may invest in mortgage-backed securities and other complex asset backed securities, including collateralized mortgage obligations and stripped mortgage-backed securities.

     Early repayment of the mortgages underlying the securities may expose the Fund to a lower rate of return when it reinvests the principal. The rate of prepayments will affect the price and volatility of the mortgage-backed security and may have the effect of shortening or extending the effective maturity beyond what a fund anticipated at the time of purchase.

     Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Each Fund may purchase put and call options, write covered put and call options, enter into futures contracts and use options on futures contracts. The Funds may use futures and options for hedging purposes only, not for speculation. The Evergreen Select Special Equity Fund may neither purchase futures contracts or options where premiums and margin deposit exceed 5% of total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move. See "Futures Transactions and Related Options Transactions" in the SAI.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities.

     Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement by a Fund to purchase a security and sell it back for a specified price. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price at delivery date. However, such risk is tempered by the ability of a Fund to sell the security in the open market in case of default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market value of the securities it sold declines below their repurchase price. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

Investing in Securities of Other Investment Companies. The Funds may invest in securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Temporary Defensive Investments. Each Fund may invest for temporary defensive purposes up to 100% of its assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial institution obligations.

Other Investment Restrictions. Each Fund has adopted additional investment restrictions and guidelines that are set forth in the SAI.

-------------------------------------------------------------------------------

                           BUYING AND SELLING SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Institutional investors may buy Institutional Service Shares of the Funds through broker-dealers, banks and certain other financial intermediaries, or directly through the Funds' distributor, Evergreen Distributor, Inc. ("EDI") Investors may purchase Institutional Service Shares at the public offering price, which equals the class's net asset value per share ("NAV"). See "Offering Price and Other Purchase Information" below.

Minimum Investment. The minimum initial investment in Institutional Service Shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Opening an Account. You may open an account by mailing a signed account application to the particular Fund c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121. You may get an account application by calling 1-800-343-3453.

     Except as provided below, you can only purchase shares by wiring federal funds to Evergreen Service Company (the "Service Company"). You may obtain wiring instructions by calling 1-800-343-3453. When you call, the Service Company representative will ask you for the following information: name of authorized person; shareholder name; shareholder account number; name of the Fund and share class; amount being wired; and wiring bank name.

Offering Price and Other Purchase Information. When you buy a Fund's shares, you pay its NAV next determined after the Fund receives and accepts your order. To receive that day's offering price, a Fund must receive and accept your order by the close of regular trading (currently 4:00 p.m. Eastern time); otherwise, you will receive the next day's offering price. For more information, see "How the Funds Calculate Their NAV."

     You may, at a Fund's discretion, pay for shares of a Fund with securities instead of cash. Additionally, if you want to buy a Fund's shares equal in amount to $5 million or more, the Fund may require you to pay for those shares with securities instead of cash. A Fund will only accept securities that are consistent with its investment objective, policies and restrictions. Also, a Fund will value the securities in the manner described under "How the Funds Calculate Their NAV." Investors who receive a Fund's shares for securities instead of cash may pay such transaction costs as broker's commissions, taxes or governmental fees.

HOW TO REDEEM SHARES

     You may redeem shares of a Fund by mail, telephone or other types of telecommunication.

Mail Redemptions. You may redeem shares on each day that the New York Stock Exchange ("NYSE") is open by mailing a written request to the Service Company at the following address:

     Evergreen Service Company
     P.O. Box 2121
     Boston, Massachusetts 02106-2121

     The signatures on the written request must be properly guaranteed, as described below.

How To Redeem By Telephone. You may redeem your shares by calling 1-800-343-3453 between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) on each business day. You may also redeem shares by sending a facsimile to 617-210-2711 or by other means of wire communication. You must state the Fund and class from which you want to redeem, the number or dollar amount of shares you want to redeem and your account number. The telephone redemption service is not available to you automatically. You must elect to do so on your account application.

     If you are unable to reach the Funds, or the Service Company by telephone, you should redeem by mail.

     The Service Company will wire your redemption proceeds to the commercial bank account designated on the account application. If the Service Company deems it appropriate, it may require additional documentation. Although at present the Service Company pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

Redemption Value and Other Redemption Policies. When you sell shares, you receive the NAV computed at the close of the NYSE on the day that a Fund receives your request, if your request is received before 4:00 p.m. Eastern time. If a Fund receives your redemption request after 4:00 p.m. Eastern time, you will receive the next day's NAV. Generally, a Fund pays redemption proceeds within seven days. The Funds may, at any time, change, suspend or terminate any of the redemption methods described in this prospectus, except redemptions by mail. For more information, see "How the Funds Calculate Their NAV."

     The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the SAI for further details.

     Except as otherwise noted, neither the Funds, the Service Company nor the Funds' distributor assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. The Service Company will employ reasonable procedures to confirm that instructions received over the telephone or otherwise are genuine. Neither the Funds, the Service Company nor the Funds' distributor will be liable when following instructions received by telephone or otherwise that the Service Company reasonably believes to be genuine.

     Shareholders may only change information contained in their account registration (such as the bank account designated to receive wire redemption proceeds) by writing to the Service Company. Signatures on such written instructions must be guaranteed, as described below.

ADDITIONAL TRANSACTION POLICIES

     How The Funds Calculate Their NAV. A Fund's NAV equals the value of its share without sales charges. A Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The Funds compute their NAV as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open.

     The Funds' assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. In addition, securities for which quotations are not readily available or do not reflect current market value are valued by a method that the Board of Trustees believes accurately reflects fair value.

Signature Guarantee. For your protection, signatures on stock powers, and written orders or authorizations must have a signature guarantee. A signature guarantee can be provided by a U.S. stock exchange member, a bank, or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and the Service Company's policies. The Service Company may waive this requirement or may require additional documentation in certain cases.

EXCHANGES

     You may exchange Institutional Service Shares of any Fund for Institutional Service Shares of any other Evergreen Select fund. You may exchange your shares through your broker-dealer, by mail or by telephone. All exchange orders must comply with the applicable requirements for purchases and redemptions and must include your account number, the number or value of shares to be exchanged, the class of shares, and the funds to and from which you wish to exchange.

     Signatures on exchange orders must be guaranteed, as described above.

     The Funds reserve the right to change or revoke the exchange privilege of any shareholder or to limit or revoke any exchange. Currently, you may not make more than five exchanges in a year or three exchanges in a calendar quarter.

     Please read the prospectus of the fund that you want to exchange into before requesting your exchange.

     For federal income tax purposes, an exchange is treated as a sale for taxable investors.

DIVIDENDS

     As a shareholder, you are entitled to your share of earnings on a Fund's investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from the dividends that a Fund earns from its stocks plus any interest it receives from its bonds. The Fund realizes a capital gain whenever it sells a security for a higher price than its tax basis.

Dividend Schedule. Each Fund pays shareholders its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year.

Payment Options. Unless you select another option on your account application, your dividends and capital gains will be reinvested in additional shares of the same class of the same Fund.

     You may elect to receive some or all of your dividends and capital gains in cash. Should you select this option, a check will be mailed to you or your agent or trustee no later than seven days after the payment date.

TAXES

     Each Fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund qualifies as a RIC and distributes substantially all of its net investment income and capital gains, it will not pay federal income taxes on the earnings it distributes to shareholders.

     Distributions to shareholders, whether taken in cash or reinvested in shares, are generally considered taxable for federal income tax purposes as follows:

    . Income distributions and net short-term capital gains are taxable as ordinary income.

    . Long-term capital gains distributions are taxable as capital gains, regardless of how long you have held your shares.

     After each calendar year, the Service Company will mail you a statement indicating which of that year's distributions you should treat as ordinary income and which you should treat as capital gains. Distributions of income or capital gains may also be subject to state and local taxes. You should always consult your tax adviser for specific guidance as to the tax consequences of your investment in the Funds.

SHAREHOLDER SERVICES

     Details on all shareholder services may be obtained from the Service Company by calling toll free 1-800-343-3453 or by writing to the Service Company.

Subaccounts. Special processing has been arranged with the Service Company for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of the Service Company's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

-------------------------------------------------------------------------------

                                 FUND DETAILS

-------------------------------------------------------------------------------

FUND ORGANIZATION AND SERVICE PROVIDERS

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, management investment company, called "Evergreen Select Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, its performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

Adviser. The adviser to each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     Each Fund, other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund, pays FUNB a fee for its services as set forth below. FUNB annual advisory fees are expressed as a percentage of average net assets. In addition, FUNB has voluntarily agreed to reduce its advisory fee for each Fund it advises, resulting in the net advisory fees that are also indicated in the table below.

       FUND                              ADVISORY FEE NET ADVISORY FEE
       ----                              ------------ ----------------
Evergreen Select Strategic Value Fund       0.70%          0.60%
Evergreen Select Diversified Value Fund     0.60%          0.50%
Evergreen Select Large Cap Blend Fund       0.70%          0.60%
Evergreen Select Common Stock Fund          0.70%          0.60%
Evergreen Select Strategic Growth Fund      0.70%          0.60%
Evergreen Select Equity Income Fund         0.70%          0.60%
Evergreen Select Social Principles Fund     0.80%          0.70%
Evergreen Select Balanced Fund              0.60%          0.50%
Evergreen Select Equity Index Fund          0.40%          0.06%

     Evergreen Asset Management Corp. ("Evergreen Asset") is the investment adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577 and is also a subsidiary of First Union. Evergreen Select Small Company Value Fund pays Evergreen Asset an annual advisory fee equal to 0.90% of average net assets. Of that amount, Evergreen Asset has voluntarily agreed to reduce its advisory fee by 0.10%, resulting in a net annual advisory fee of 0.80% of the average net assets of the Fund.

     The investment adviser of Evergreen Select Special Equity Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian receives an annual fee equal to 1.50% of average daily net assets of Evergreen Select Special Equity Fund. Currently Meridian has voluntarily agreed to limit its advisory fee to 0.52% of the average net assets of the Fund.

     FUNB, Evergreen Asset and Meridian currently intend to continue waiving a portion of each Fund's respective advisory fee, where applicable, through November 30, 1998. FUNB, Evergreen Asset and Meridian may each modify or cancel its expense waiver at any time.

Sub-Adviser. With respect to Evergreen Select Small Company Value Fund, Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company. Under that agreement, Lieber & Company furnishes Evergreen Asset with information, investment recommendations, advice and assistance. Evergreen Asset reimburses Lieber & Company for the direct and indirect costs it incurs while performing its sub-advisory services. Lieber & Company is located at 2500 Westchester Avenue, Purchase, New York, 10566. Lieber & Company is a subsidiary of First Union.

Portfolio Managers. Information about the individual portfolio managers responsible for managing each Fund, including their occupations for the past five years, is provided below.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select       The portfolio managers of the Fund are Mark C. Sipe,
  Common Stock Fund     CFA and Hanspeter Giger, CFA.
                        Mark C. Sipe, CFA. Since joining First Union in 1983,
                        Mr. Sipe has been a Senior Vice President. He has over
                        19 years of investment management experience. Aside
                        from co-managing the Fund, he is responsible for the
                        oversight of equity research efforts and all equity
                        investment processes.
                        Hanspeter Giger, CFA. Mr. Giger has 12 years of
                        investment management experience. For the past five
                        years, Mr. Giger has been a Vice President and Equity
                        Analyst of First Union. Aside from co-managing the
                        Fund, he is responsible for overseeing and coordinating
                        FUNB's Investment Research/Core team. Prior to joining
                        First Union in 1987, Mr. Giger held a securities
                        analyst position at Wells Fargo Bank in San Francisco,
                        CA.
 Evergreen Select       Paul A. DiLella. Paul A. DiLella is a Vice President
  Equity Income Fund    and Senior Investment Officer of FUNB. Aside from
                        managing the Fund, Mr. DiLella has been the portfolio
                        manager of the Evergreen Utility Fund since 1996. Mr.
                        DiLella joined First Fidelity Bank in 1982, which was
                        acquired by First Union in 1995, as Vice President and
                        Portfolio Manager of the Asset Management Group. Mr.
                        DiLella has over 16 years of investment experience.
 Evergreen Select Large Eric Wiegand is the team leader of a group of four
  Cap Blend Fund        seasoned investment professionals who manage this Fund.
                        Eric M. Wiegand. Eric Wiegand is also responsible for
                        managing the Evergreen Select Social Principles Fund.
                        Mr Wiegand has been Portfolio Manager for Evergreen
                        Select Large Cap Blend Fund since 1996 and for
                        Evergreen Select Social Principles Fund since 1994.
                        Prior to rejoining First Fidelity Bank in 1994, which
                        was acquired by First Union in 1995, Mr. Wiegand was an
                        Assistant Vice President and Portfolio Manager with
                        First Fidelity Bank from 1989-1993. He also served as a
                        Vice President and Senior Portfolio Manager with PNC
                        Bank in Philadelphia from 1993-1994.
 Evergreen Select       The portfolio managers of the Fund are W. Shannon Reid,
  Strategic Growth Fund CFA, and Timothy M. Stevenson, CFA.
                        W. Shannon Reid, CFA. Shannon Reid has over 13 years of
                        investment experience. His responsibilities include
                        equity analysis and portfolio management for FUNB's
                        growth-style equity products. Mr. Reid has been with
                        First Union since 1988 as a Vice President and
                        Portfolio Manager.
                        Timothy M. Stevenson, CFA. Tim Stevenson has over 16
                        years of investment experience. Before joining First
                        Union in 1994 as a Senior Vice President and Portfolio
                        Manager, Tim served as a research director and
                        portfolio manager for Cedar Hill Associates, Inc. from
                        1989-1994.
 Evergreen Select       Timothy O'Grady is the team leader of a group of three
  Strategic Value Fund  seasoned professionals who manage the Strategic Value
                        Fund.
                        Timothy E. O'Grady. Since joining First Union (then
                        First Fidelity Bank) in 1986, Timothy O'Grady has been
                        a portfolio manager in the Employee Benefit
                        Equity/Balanced Unit of FUNB in Newark, NJ. He is also
                        co-manager of the Evergreen Select Value Fund. He
                        recently became a Senior Vice President and Senior
                        Portfolio Manager this year.

          FUND                            PORTFOLIO MANAGER(S)
          ----                            --------------------
 Evergreen Select Small  The portfolio managers for the Fund are Stephen A.
  Company Value Fund     Lieber, Peter J. Kovalski and Nola M. Falcone, CFA.
                         Stephen Lieber. Mr. Lieber is Chairman and Co-Chief
                         Executive Officer of Lieber & Co. and Evergreen Asset.
                         He was the founding Partner of Lieber & Co. in 1969
                         and served as Senior Partner until June, 1994. He is
                         Portfolio Manager of Evergreen Fund, Evergreen
                         Foundation Fund and Evergreen Tax Strategic Foundation
                         Fund.
                         Peter J. Kovalski, CFA. Mr. Kovalski joined Lieber &
                         Co. as an analyst in 1992. Previously, he was a
                         security Analyst at International Assets Advisory
                         Corp., 1990-1991; a Security Analyst at Ryan Beck &
                         Co., 1985-1987; and a Financial Analyst at
                         Ayco/American Express, 1984-1985.
                         Nola M. Falcone, CFA. Nola Falcone is President and
                         Co-Chief Executive Officer of Lieber & Co. and
                         Evergreen Asset. She was a General Partner of Lieber &
                         Co. from January, 1981 to June, 1994 and joined Lieber
                         & Co. as a Senior Portfolio Manager in 1974. She is
                         Portfolio Manager for Evergreen Income & Growth Fund
                         and Evergreen Small Cap Equity Income Fund.
 Evergreen Select        Eric M. Wiegand. Eric Wiegand is also responsible for
  Social Principles Fund managing the Evergreen Select Large Cap Blend Fund.
                         Wiegand has been Portfolio Manager for Evergreen
                         Select Large Cap Blend Fund since 1996 and for
                         Evergreen Select Social Principles Fund since 1994.
                         Prior to rejoining First Fidelity Bank in 1994, which
                         was acquired by First Union in 1995, Mr. Wiegand was
                         an Assistant Vice President and Portfolio Manager with
                         First Fidelity Bank from 1989-1993. He also served as
                         a Vice President and Senior Portfolio Manager with PNC
                         Bank in Philadelphia from 1993-1994.
 Evergreen Select        Dean Hawes manages the Fund's equity portfolio. Rollin
  Balanced Fund          C. Williams is responsible for the fixed income
                         portfolio of the Fund.
                         Dean Hawes. Dean Hawes has over 22 years of investment
                         experience. He is currently Portfolio Manager of the
                         Evergreen Balanced Fund and a limited number of
                         institutional accounts. Since joining First Union from
                         Merrill Lynch in 1981, Mr. Hawes has been a Vice
                         President and Senior Portfolio Manager.
                         Rollin C. Williams, CFA. Rollin Williams has over 28
                         years of investment and banking management experience.
                         In addition to managing First Union's Diversified Bond
                         Group Trust and the Evergreen U.S. Government Fund, he
                         is also responsible for the management of over $2.2
                         billion in fixed income portfolios. Before joining
                         First Union, Mr. Williams was the head of fixed income
                         investment at Dominion Trust Company in Roanoke, VA.
                         Mr. Williams has been with First Union since 1993 when
                         Dominion was acquired by the bank; he started with
                         Dominion Trust Company in 1988 as Vice President and
                         Portfolio Manager. Since joining First Union, Mr.
                         Williams has been a Vice President and Senior
                         Portfolio Manager.
 Evergreen Select        David C. Francis, CFA. David Francis joined First
  Diversified Value Fund Union in 1994 as Managing Director and Chief
                         Investment Officer. David Francis has over 20 years of
                         equity analysis and investment experience. He is
                         responsible for directing the institutional investment
                         organization for the First Union Capital Management
                         Group. Mr. Francis joined First Union from Federated
                         Investment Counseling, a division of Federated
                         Investors in Pittsburgh, PA, where he managed equities
                         for employee benefit and tax-exempt separate accounts
                         and mutual funds since 1978.
 Evergreen Select        Leonard Capristo. Mr. Capristo has 26 years of
  Equity Index Fund      investment experience and currently manages First
                         Capital Group's Enhanced Stock Market Fund. He joined
                         First Union's Capital Management Group in 1989 as the
                         Director of Equity Trading. He rejoined the Capital
                         Management Group in 1997 from First Union's Capital
                         Markets Group where he served as co-manager of public
                         equity investments for three years. Prior investment
                         experience includes positions with Dean Witter
                         Reynolds, First Boston Corp., and Salomon Brothers.
 Evergreen Select        Joseph E. Stocke, CFA. Mr. Stocke joined Meridian in
  Special Equity Fund    1983 as an Assistant Investment Officer and since 1990
                         has been a Senior Investment Manager/Equities with
                         Meridian. Mr. Stocke has been with Meridian since 1983
                         and prior to July 1998 managed the Special Equity Fund
                         and Core Equity Fund of CoreFunds, Inc.

Distributor. Evergreen Distributor, Inc. is each Fund's distributor. Evergreen Distributor, Inc. is located at 125 West 55th Street, New York, New York 10019 and is a subsidiary of The BISYS Group, Inc. Evergreen Distributor, Inc. markets the Funds and distributes their shares through broker-dealers, financial planners and other financial representatives. Evergreen Distributor, Inc. is not affiliated with First Union.

Transfer Agent. Evergreen Service Company is each Fund's transfer agent. Evergreen Service Company is a subsidiary of First Union and is located at 200 Berkeley Street, Boston, MA 02116-5034. Evergreen Service Company handles shareholder services, including record keeping and account statements, distribution of dividends and capital gains and processing of transactions.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment adviser. The administration fee is calculated in accordance with the following schedule:

                           AGGREGATE AVERAGE DAILY NET ASSETS OF MUTUAL FUNDS FOR WHICH ANY
      ADMINISTRATIVE FEE        SUBSIDIARY OF FIRST UNION SERVES AS INVESTMENT ADVISER
      ------------------   ----------------------------------------------------------------
            0.050%                             on the first $7 billion
            0.035%                              on the next $3 billion
            0.030%                              on the next $5 billion
            0.020%                             on the next $10 billion
            0.015%                              on the next $5 billion
            0.010%                        on assets in excess of $30 billion

OTHER INFORMATION AND POLICIES

Distribution Plan.The Trust has adopted a distribution plan for the Institutional Service Class shares of each Fund as allowed under the Investment Company Act of 1940. Each Fund's distribution plan permits the Fund to pay an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. Each Fund's distribution plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares. For more information about the Funds' distribution plans, see the SAI.

Banking Laws. The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company or its affiliates (a "Bank") from sponsoring, organizing, controlling, or distributing the shares of a registered open-end investment company such as each Fund. However, a Bank may act as investment adviser, transfer agent or custodian to a registered open-end investment company. A Bank may also purchase shares of such company and pay third parties for performing these functions.

Securities Transactions. Under policies established by the Trust's Board of Trustees, each Fund's investment adviser selects broker-dealers to execute portfolio transactions subject to the receipt of best execution. In so doing, each Fund's investment adviser may select broker-dealers who are affiliated with the adviser. Moreover, the Funds may pay higher commissions to broker-dealers that provide research services, which the adviser may use in advising the Funds or its other clients.

Portfolio Turnover. The portfolio turnover rates for Evergreen Select Equity Index Fund and Evergreen Special Equity Fund appear in the Financial Highlights on page 4. The estimated annual portfolio turnover rates for the other Funds are not expected to exceed the rates set forth below.

                                           ESTIMATED ANNUAL
          FUND NAME                       PORTFOLIO TURNOVER
          ---------                       ------------------
      Evergreen Select Strategic Value            35%
      Evergreen Select Diversified Value          50%
      Evergreen Select Large Cap Blend            75%
      Evergreen Select Common Stock               50%
      Evergreen Select Strategic Growth          125%
      Evergreen Select Equity Income              50%
      Evergreen Select Small Cap Value            50%
      Evergreen Select Social Principles          75%
      Evergreen Select Balanced                  100%

     A high rate of portfolio turnover (100% or more) may involve correspondingly greater brokerage commissions and other transaction costs, which a Fund and its shareholders must bear. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Code of Ethics. Each Fund and its investment adviser have adopted a code of ethics incorporating policies on personal securities trading. In general, these codes of ethics require that certain personnel of the Funds and their investment advisers (1) abstain from engaging in certain personal trading practices and (2) report certain personal trading activities.

Other Classes of Shares. Each Fund, other than Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund, offers two classes of shares, Institutional and Institutional Service. Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund each offer three classes of shares, Charitable, Institutional and Institutional Service. Only Institutional Service Shares are offered through this prospectus. Call the Service Company for information on the other classes of shares, including how to get a prospectus.

Year 2000 Risks. Like other investment companies, financial business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisers are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

FUND PERFORMANCE

Total Return. Total return is the change in value of an investment in a Fund over a given period, assuming that dividends and capital gains are reinvested and that recurring charges are deducted. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

Yield. Yield is the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond Funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Related Performance Information. EVERGREEN SELECT STRATEGIC VALUE FUND, EVERGREEN SELECT LARGE CAP BLEND FUND, EVERGREEN SELECT COMMON STOCK FUND, EVERGREEN SELECT STRATEGIC GROWTH FUND, EVERGREEN SELECT EQUITY INCOME FUND AND EVERGREEN SELECT SOCIAL PRINCIPLES FUND. The Funds commenced operations on or about November 24, 1997. On that date, each of seven common trust funds (each a "CTF") transferred substantially all its assets to the Fund having materially equivalent investment objectives, policies and limitations in exchange for shares of such Fund. After such transfer, each Fund's portfolio of investments was the same as the portfolio of the corresponding CTF immediately prior to the transfer. The performance below is that of the CTF's and not the Funds.

     The CTFs are for all practical purposes "predecessors" of the Funds. As a result, the performance for each Fund's Institutional Service Shares is calculated for periods before the commencement of the Funds' operations, by including the corresponding CTF's average annual total return. The CTF's average annual total return is adjusted to reflect the deduction of fees and expenses as stated under "Expenses." These fees and expenses include management fees, Rule 12b-1 fees and certain other Fund expenses. These fees and expenses have not, however, been adjusted to reflect any expense waivers or reimbursements. Applying the expenses of the Funds rather than those of the CTF's makes the performance figures below lower.

     The quoted performance data includes the performance of the CTFs for periods before the Trust's Registration Statement became effective. In the case of Evergreen Select Strategic Growth Fund, where two CTFs transferred assets into the Fund, performance information provided is for the larger of the two CTFs. The CTFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CTFs had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the CTFs were not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the CTFs' performance. Employee benefit plans that invest plan assets in the CTFs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

 FUND NAME (PREDECESSOR
          CTF)
  (THE FUNDS COMMENCED                                                           10 YEARS
       OPERATIONS              1 YEAR            3 YEARS           5 YEARS      (OR SINCE  INCEPTION
  ON NOVEMBER 24, 1997)   (ENDING 10/31/96) (ENDING 10/31/96) (ENDING 10/31/96) INCEPTION)   DATE
 ----------------------   ----------------- ----------------- ----------------- ---------- ---------
 Evergreen Select
  Strategic Value Fund
  (Select Value Trust)          32.92%            26.16%            20.25%        16.29%   12/31/81
  Institutional Service
   Shares
 Evergreen Select Large
  Cap Blend Fund
  (Charitable Equity
   Trust)                       29.38%            29.69%              N/A         21.82%   12/31/93
  Institutional Service
   Shares
 Evergreen Select Common
  Stock Fund
  (Common Stock Trust)          29.75%            26.34%            16.38%        14.62%   12/31/81
  Institutional Service
   Shares
 Evergreen Select
  Strategic Growth Fund
  (Common Stock Growth
   Trust)                       28.10%              N/A               N/A         29.97%   12/31/94
  Institutional Service
   Shares
 Evergreen Select Equity
  Income Fund
  (Equity Income Trust)         24.78%            20.99%            14.15%        13.43%   12/31/78
  Institutional Service
   Shares
 Evergreen Select Social
  Principles Fund
  (Social Principles
   Trust)                       28.01%            24.50%            18.69%        15.02%   12/31/87
  Institutional Service
   Shares

Performance of Evergreen Asset for Private Accounts Similar to Evergreen Select Small Company Value Fund. Set forth below is composite performance information relating to the historical performance of all actual, fee-paying, fully discretionary equity accounts managed by Evergreen Asset. These accounts have investment objectives, policies, strategies, and risks substantially similar to those of Evergreen Select Small Company Value Fund.

     Evergreen Asset's composite performance data shown below is presented in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR) retroactively applied for all time periods. All returns include cash and cash equivalents. These results calculated by AIMR standards would be different from those obtained by using the SEC method of accounting performance of a mutual fund. Securities transactions are accounted for on the trade date and accrual accounting is utilized. The composite's returns are calculated on a time-weighted basis and do not reflect the deduction of fees or expenses.

     The investment results of Evergreen Asset's composite presented below are unaudited and are not intended to predict or suggest the future returns of the Fund. The performance data set forth below is provided to illustrate the past performance of Evergreen Asset in managing substantially similar accounts and does not represent the performance of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data. The accounts contained in the composite are not subject to the same type of expenses as the Funds and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on a mutual fund by federal law. Consequently, the performance results for such accounts could have been adversely affected if they had been regulated under federal laws.

                       TOTAL ASSETS    NO. OF
                     (IN MILLIONS) AT ACCOUNTS
                      12/31/97(SM M)   AS OF
  COMPOSITE              FOR AIMR     12/31/97 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  ---------          ---------------- -------- ------ ------- ------- --------
Small Cap Composite       296.4           3    39.51% 32.89%  20.39%   17.62%

     The composite performance reflecting the estimated expenses of the Evergreen Select Small Company Value Fund would be as follows:

     1 YEAR                3 YEARS                           5 YEARS                           10 YEARS
     ------                -------                           -------                           --------
     38.08%                31.46%                            18.96%                             16.18%

Evergreen Select Balanced Fund and Evergreen Select Diversified Value
Fund. The following total return information is provided with reference to Evergreen Balanced Fund and Evergreen Value Fund, the Class Y shares of which were reorganized into Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively in November 1997. Evergreen Balanced Fund and Evergreen Value Fund were series of Evergreen Investment Trust, a registered investment company managed by Evergreen Asset. Evergreen Balanced Fund and Evergreen Value Fund have investment objectives, policies and strategies materially equivalent to those of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund, respectively. Past performance of the Evergreen Balanced Fund and Evergreen Value Fund is no guarantee of the future performance of Evergreen Select Balanced Fund and Evergreen Select Diversified Value Fund. The performance information set forth below is provided as of March 31, 1997 for Evergreen Balanced Fund and as of December 31, 1997 for Evergreen Value Fund.

                        EVERGREEN   EVERGREEN
      PERIOD          BALANCED FUND VALUE FUND
      ------          ------------- ----------
      One Year           19.97%       27.77%
      Three Years        17.69%       22.49%
      Five Years         13.13%       17.04%
      Ten Years          12.80%       16.95%
      Inception Date     4/1/91       1/3/91

Evergreen Select Equity Index Fund and Evergreen Select Special Equity
Fund. The Following total return information is provided with reference to Equity Index Fund and Special Equity Fund, the Class A and Class B Shares of which were reorganized into the Institutional Service Shares of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively, in July 1998. Equity Index Fund and Special Equity Fund were portfolios of CoreFunds, Inc., a registered investment company managed by CoreStates Investment Advisers, Inc. Equity Index Fund and Special Equity Fund had investment objectives, policies and strategies materially equivalent to those of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. Past performance of the Equity Index Fund and Special Equity Fund is no guarantee of the future performance of Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, respectively. The performance information set forth below is provided as of June 30, 1997, for the Class A shares of the predecessor funds. Class B shares were not yet offered as of that date.

                 EQUITY INDEX FUND SPECIAL EQUITY FUND
PERIOD           ----------------- -------------------
One Year                  N/A             11.25%
Since Inception        30.93%             15.22%
Inception Date        10/9/96            3/15/94

General. The Funds may include comparative performance information in advertising or in marketing the Funds' shares. Such information could include data from Lipper Analytical Services, Inc., Morningstar, Inc., CDA Weisenberger and Value Line, or other industry publications or various indexes such as the S&P 500 Index.

INVESTMENT ADVISERS
First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT

Evergreen Service Company, 200 Berkeley Street, Boston, Massachusetts 02116-
5034

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019
                                                                       542267Rv1

                         EVERGREEN SELECT EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 1, 1998
                            As amended August 1, 1998


                      EVERGREEN SELECT STRATEGIC VALUE FUND
                     EVERGREEN SELECT DIVERSIFIED VALUE FUND
                      EVERGREEN SELECT LARGE CAP BLEND FUND
                       EVERGREEN SELECT COMMON STOCK FUND
                     EVERGREEN SELECT STRATEGIC GROWTH FUND
                       EVERGREEN SELECT EQUITY INCOME FUND
                    EVERGREEN SELECT SMALL COMPANY VALUE FUND
                     EVERGREEN SELECT SOCIAL PRINCIPLES FUND
                         EVERGREEN SELECT BALANCED FUND
                       EVERGREEN SELECT EQUITY INDEX FUND
                      EVERGREEN SELECT SPECIAL EQUITY FUND
                      (EACH A "FUND" TOGETHER THE "FUNDS")


                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                  INVESTMENT COMPANY, KNOWN AS EVERGREEN SELECT
                           EQUITY TRUST (THE "TRUST").



     Each Fund offers at least two classes of shares: Institutional Shares and Institutional Service Shares. In addition, Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund offer Charitable Shares. This Statement of Additional Information ("SAI") provides additional information about the applicable classes of shares for the Funds listed above. It is not a prospectus but you should read it in conjunction with Fund prospectuses dated June 1, 1998, as supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.


24434

                                TABLE OF CONTENTS


INVESTMENT POLICIES........................................................ 3
         Fundamental Investment Policies................................... 3
         Additional Information on Securities and Investment
               Practices................................................... 5
MANAGEMENT OF THE TRUST....................................................18
PRINCIPAL HOLDERS OF FUND SHARES...........................................20
INVESTMENT ADVISORY AND OTHER SERVICES.....................................27
         Investment Advisers...............................................27
         Distributor.......................................................28
         Distribution Plan.................................................28
         Additional Service Providers......................................29
BROKERAGE..................................................................30
         Selection of Brokers..............................................30
         Brokerage Commissions.............................................30
         General Brokerage Policies........................................31
TRUST ORGANIZATION.........................................................31
         Form of Organization..............................................31
         Description of Shares.............................................31
         Voting Rights.....................................................31
         Limitation of Trustees' Liability.................................32
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES............................32
         Exchanges.........................................................32
         How and When the Funds Calculate Their Net Asset Value
               Per Share ("NAV")...........................................32
         How The Funds Value The Securities They Own.......................32
         Shareholder Services..............................................33
PRINCIPAL UNDERWRITER......................................................33
ADDITIONAL TAX INFORMATION.................................................34
EXPENSES...................................................................36
CALCULATION OF PERFORMANCE DATA............................................37
ADDITIONAL INFORMATION.....................................................38
FINANCIAL STATEMENTS.......................................................38



24434

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Funds' practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or

24434
                                                         3
others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

         The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectus. The following expands upon the discussion in the prospectus regarding certain investments of the Funds.

Equity Securities

         Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

         Investing in companies with medium market capitalizations involves greater risk than investing in larger companies. The stock prices of mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial resources. These and other factors may make mid-cap companies more susceptible to setbacks or downturns.

         Investing in companies with small market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources. These and other factors may make small cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small cap companies may be thinly traded.

Derivatives

         Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

         The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use derivatives for non-hedging purposes entails greater risks than if a Fund were to use derivatives solely for hedging purposes.

         Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. Each Fund's investment adviser is not an aggressive user of derivatives with respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the judgment of the Adviser (as hereinafter defined), this represents an effective response to current or anticipated market conditions. the Adviser's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Adviser, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

         Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

         Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, each Fund and its Adviser must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

         Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

         Liquidity Risk -- Liquidity risk is the possibility that a Fund will have difficult buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

         Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.

Options Transactions

         Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

         The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

         Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

         Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York,

American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund.

         A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions

         The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Funds or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

Futures Contracts

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

         Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills, U.S. Treasury notes and GNMA certificates are backed by the full faith and credit of the U.S. government, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

         Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

         There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

         Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

         Purchase  of  Put  Options  on  Futures  Contracts.   The  purchase  of
protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

         Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

         Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

         Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts. A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts, including any premiums paid for options on futures.

         The Funds intend that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Corporate Bond Ratings (Evergreen Select Balanced Fund)

         Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's Investors Service ("Moody's") are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by Standard & Poor's Ratings Group ("S&P") is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities, commonly known as "junk bonds," are usually defined as Ba or lower by Moody's or BB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where, in the judgment of the Fund's investment adviser, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Ca by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Convertible Securities

         Convertible securities include bonds, debentures, corporate notes, preferred stocks and other securities. Convertible securities are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (Its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors may also affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.

Investment Company Securities

         Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. However, a Fund may invest all of its investable assets in securities of a single open-end management company with substantially the same fundamental investment objectives, policies and limitations as a Fund.

Loans of Securities

         To generate income and offset expenses, the Funds may lend portfolio securities to broker-dealers and other financial institutions. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Funds have the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Although voting rights attendant to securities lent pass to the borrower, a Fund may call such loans at any time and may vote the securities if it believes a material event affecting the investment is to occur. The Funds may experience a delay in receiving additional collateral or in recovering the securities lent or may even suffer a loss of rights in the collateral should the borrower of the securities fail financially. The Funds may only make loans to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

Master Demand Notes

         Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's investment adviser considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper, which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch IBCA, Inc.

Obligations of Foreign Branches of United States Banks

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S.
branch of a foreign bank than about a domestic bank.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed a Fund's Adviser to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

         The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the

Trustees will consider: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

         Segregated accounts will be established, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

         A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

         Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.


Foreign Currency Transactions (Evergreen Select Special Equity Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.



                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Laurence B. Ashkin               Trustee                   Real estate developer and construction consultant;
(DOB: 2/2/28)                                              and President of Centrum Equities and Centrum
                                                           Properties, Inc.

Charles A. Austin III            Trustee                   Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                            former Director, Executive Vice President and
                                                           Treasurer, State Street Research & Management
                                                           Company (investment advice); Director, The Andover
                                                           Companies (Insurance); and Trustee, Arthritis
                                                           Foundation of New England



                                                        18





NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
K. Dun Gifford                    Trustee                  Trustee,  Treasurer  and  Chairman of the Finance  Committee,
(DOB: 10/12/38)                                            Cambridge College;  Chairman Emeritus and Director,  American
                                                           Institute of Food and Wine;  Chairman and President,  Oldways
                                                           Preservation and Exchange Trust (education);  former Chairman of the Board,  Director,  and Executive Vice  President,  The
                                                           London Harness Company;  former Managing  Partner,  Roscommon
                                                           Capital Corp.; former Chief Executive Officer,  Gifford Gifts of Fine  Foods;  and former  Chair man,  Gifford,  Drescher &
                                                           Associates (environmental consulting)

James S. Howell                  Chairman of the           Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                   Board of Trustees         the Carolinas; and former Vice President of Lance Inc.
                                                           (food manufacturing).

Leroy Keith, Jr.                 Trustee                   Chairman  of the Board and Chief  Executive  Officer,  Carson
(DOB: 2/14/39)                                             Products  Company;  Director of Phoenix Total Return Fund and
                                                           Equifax,  Inc.;  Trustee  of  Phoenix  Series  Fund,  Phoenix
                                                           Multi-Portfolio  Fund,  and The Phoenix Big Edge Series Fund;
                                                           and former President, Morehouse College.

Gerald M. McDonnell              Trustee                   Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                             producer).

Thomas L. McVerry                Trustee                   Former Vice President and Director of Rexham
(DOB: 8/2/39)                                              Corporation; and former Director of Carolina
                                                           Cooperative Federal Credit Union.

William Walt Pettit              Trustee                   Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson              Trustee                   Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                             International, Inc. (executive recruitment); former
                                                           Senior Vice President, Boyden International Inc.
                                                           (executive recruitment); and Director, Commerce and
                                                           Industry Association of New Jersey, 411
                                                           International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD        Trustee                   Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                              Services; former Managed Health Care Consultant;
                                                           and former President, Primary Physician Care.

Michael S. Scofield              Trustee                   Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                 Trustee                   Former  Chairman,  Environmental  Warranty,  Inc.  (insurance
 (DOB: 8/11/39)                                            agency);   Executive  Consultant,   Drake  Beam  Morin,  Inc.
                                                           (executive outplacement); Director of Connecticut Natural Gas
                                                           Corporation,  Hartford Hospital, Old State House Association,
                                                           Middlesex Mutual  Assurance  Company,  and Enhance  Financial
                                                           Services,  Inc.;  Chairman,   Board  of  Trustees,   Hartford
                                                           Graduate  Center;  Trustee,  Greater  Hartford  YMCA;  former
                                                           Director,  Vice Chairman and Chief  Investment  Officer,  The
                                                           Travelers  Corporation;   former  Trustee,   Kingswood-Oxford
                                                           School; and former Managing Director and Consultant,  Russell
                                                           Miller, Inc.

William J. Tomko*                President and             Senior Vice President and Operations Executive,
(DOB: 8/30/58)                   Treasurer                 BISYS Fund Services.

Nimish S. Bhatt*                 Vice President and        Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                    Assistant Treasurer       Assistant Vice President, Evergreen Asset
                                                           Management Corp./First Union National Bank; former
                                                           Senior Tax  Consulting/Acting  Manager, Investment

Bryan Haft*                      Vice President            Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                             Services.

D'Ray Moore*                     Secretary                 Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         Listed below is the estimated Trustee compensation for the fiscal year ended June 30, 1998.



                                                       COMPENSATION TABLE

                                                                                                         TOTAL
                                                     PENSION OR                                          COMPENSATION
                             AGGREGATE               RETIREMENT BENEFITS        ESTIMATED ANNUAL         FROM REGISTRANT
                             COMPENSATION            ACCRUED AS PART OF         BENEFITS UPON            AND FUND COMPLEX
NAME OF PERSON               FROM REGISTRANT         FUND EXPENSES              RETIREMENT               PAID TO TRUSTEES
Laurence B. Ashkin           $4,930                  $0                         $0                       $67,108
Charles A. Austin            $4,930 (a)              $0                         $0                       $53,099 (b)
K. Dun Gifford               $4,616                  $0                         $0                       $49,700
James S. Howell              $6,264 (c)              $0                         $0                       $88,872 (d)
Leroy Keith Jr.              $4,616                  $0                         $0                       $49,700
Gerald M. McDonnell          $4,616 *                $0                         $0                       $71,596 *
Thomas L. McVerry            $5,671 *                $0                         $0                       $86,151 *
William Walt Pettit          $4,616 *                $0                         $0                       $77,196 *
David M. Richardson          $4,945                  $0                         $0                       $53,099
Russell A. Salton, III       $4,616 *                $0                         $0                       $77,450 *
Michael S. Scofield          $4,616                  $0                         $0                       $49,175
Richard J. Shima             $4,616                  $0                         $0                       $70,416


         (a) $740 of this amount payable in later years as deferred compensation.
         (b) $7,965 of this amount payable in later years as deferred compensation.
         (c) $5,011 of this amount payable in later years as deferred compensation.
         (d) $71,098 of this amount payable in later years as deferred compensation.
          * Entire amount payable in later years as deferred compensation.



                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of July 1, 1998.




EVERGREEN SELECT STRATEGIC VALUE FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         75.271%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         23.868%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT STRATEGIC VALUE FUND
INSTITUTIONAL SERVICE CLASS
Fiduciary Trust Company                  21.705%
International
FBO Corrine C Zimmerman
Attn: Securities Department, 97th
Fl.
2 World Trade Center
New York, NY 10048-0772

Jefnat & Company                         16.030%
Oramella Tomassich Trust
301 41st Street
Miami Beach, FL 33140


24448
                                                        20

Percy Chubb III                          12.658%
431 Claremont Road
Bernardsville, NJ 07924

Fiduciary Trust Company                  12.076%
International
FBO L Caldecot Chubb
Attn: Securities Department, 97th
Fl.
2 World Trade Center
New York, NY 10048-0772

Tellson & Company                        8.776%
c/o Peapack-Gladstone Bank
P.O. Box 178
Gladstone, NJ 07934

Wilmington Trust Co. of                  7.410%
Pennsylvania
FBO Frank E English
1522 McDaniel Drive
West Chester, PA 19380

Draper & Company                         5.753%
F/B/O I Grant Ivey Jr.
Attn: Trust Operations
10 South Bryn Mawr Ave.
Bryn Mawr, PA 19010

EVERGREEN SELECT DIVERSIFIED VALUE FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         78.342%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         21.658%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT DIVERSIFIED VALUE FUND
INSTITUTIONAL SERVICE CLASS
None

EVERGREEN SELECT LARGE CAP BLEND FUND
INSTITUTIONAL CLASS


24448
                                                        21

First Union National Bank/EB/INT         56.187%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         43.813%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT LARGE CAP BLEND FUND
CHARITABLE CLASS
First Union National Bank/EB/INT         99.941%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT LARGE CAP BLEND FUND
INSTITUTIONAL SERVICE CLASS
Thomas F. Hackett                        52.394%
c/o Warren S. Beebe Jr., CPA
P.O. Box 849
Oakhurst, NJ 07755-0849

Fubs & Co.                               24.566%
First Union Brokerage
Sipes Orchard Home
201 S College Street, 5th Floor
Charlotte, NC 28288-1167
First Union Brokerage Services           23.040%
Essex County Comm American
Legion
29 Newell Drive
Bloomfield, NJ 07003

EVERGREEN SELECT COMMON STOCK FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         99.391%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT COMMON STOCK FUND
INSTITUTIONAL SERVICE CLASS
None


24448
                                                        22

EVERGREEN SELECT STRATEGIC GROWTH FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         87.788%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         12.212%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT STRATEGIC GROWTH FUND
INSTITUTIONAL SERVICE CLASS
Olde Discount                            16.656%
751 Griswold Street
Detroit, MI 48226

Suntrust Bank Successor Trustee          6.802%
FBO Barbara S Merry Trust
Attn: Trust Department
P.O. Box 927
Augusta, GA 30903

Olde Discount                            6.278%
751 Griswold Street
 Detroit, MI 48226

First Union National Bank/EB/INT         5.771%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         5.365%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Gwyn H Schneider                         5.364%
Homeleigh Account
2215 Stephen Long Road
Atlanta, GA 30305-4338

Haynes H Huffard                         5.364%
Homeleigh Account
2215 Stephen Long Drive
Atlanta, GA 30305-4338

EVERGREEN SELECT EQUITY INCOME FUND
INSTITUTIONAL CLASS


24448
                                                        23

First Union National Bank/EB/INT         99.815%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT EQUITY INCOME FUND
INSTITUTIONAL SERVICE CLASS
First National Bank Successor            23.448%
Trustee
F/B/O Rose Lawn Cemetery Inc.
Dated 11-06-97
P.O. Box 600
Christensburg, VA 24068-0600

Merrill Lynch Pierce Fenner & Smith      19.993%
Inc.
FBO Hope W  Babcock
9601 S Meridian Blvd. 3rd Fl.
Englewood, CO 80112-5905

First National Bank Successor            17.559%
Trustee
F/B/O Mount Rose Cemetery Inc.
Dated 11-06-97
P. O. Box 600
Christensburg, VA 24068-0600

Thomas R Borthwick                       11.029%
161 Jim Range Road
Jonesboro, TN 37659

First Union Brokerage Services           8.662%
John T Morris and Joy Robinson
Morris JTWROS
524 Faculty Street
Boone, NC 28607

Helen M Nesbit Trustee                   5.810%
U/A dated 1/2/74 Helen Nesbit Trust
2235 Walton Way August, GA 30904

EVERGREEN SELECT SMALL COMPANY VALUE FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         82.466%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911


24448
                                                        24

First Union National Bank/EB/INT         17.501%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT SMALL COMPANY VALUE FUND
INSTITUTIONAL SERVICE CLASS
None

EVERGREEN SELECT SOCIAL PRINCIPLES FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         75.481%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         24.519%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl.
Charlotte, NC 28202-1911


EVERGREEN SELECT SOCIAL PRINCIPLES FUND
INSTITUTIONAL SERVICE CLASS
                                         45.177%
Pershing
FBO Michael D Bauer
Attn: Non Acat Department, 14th
Fl.
One Pershing Plaza
Jersey City, NJ 07399

First Union Brokerage Services           20.427%
Susan L Dowtin
708 Sunset Drive
Greensboro, NC 27408

First Union Brokerage Services           17.274%
John J Scinto Trust
80 Grandview Avenue
Port Chester, NY  10573

Thomas F Hackett                         17.122%
c/o Warren S Beebe Jr, CPA
P.O. Box 849
Oakhurst, NJ 07755-0849

EVERGREEN SELECT SOCIAL PRINCIPLES FUND
CHARITABLE CLASS


24448
                                                        25

First Union National Bank/EB/INT         98.491%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT BALANCED FUND
INSTITUTIONAL CLASS
First Union National Bank/EB/INT         53.480%
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT         46.520%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

EVERGREEN SELECT BALANCED FUND
INSTITUTIONAL SERVICE CLASS
First Union Brokerage Services           100.00%
Fulmer Brothers Inc.
1895 90th Ave.
Vero Beach, Fl  32966




                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS

         Each Fund's investment adviser (the "Adviser") is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

          The First Capital Group of First Union National Bank ("FUNB") is the Adviser to each Fund other than the Evergreen Select Small Company Value Fund and Evergreen Select Special Equity Fund. FUNB is located at 201 South College Street, Charlotte North Carolina 28288-0630.

         Evergreen Asset Management Corp. ("Evergreen Asset") is the Adviser to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577. Lieber and Company, another First Union subsidiary, is the Fund's subadviser. Lieber and Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing

24448
                                                        26
subadvisory services to the Fund.

         Meridian Investment Company ("Meridian") is the Adviser to Evergreen Select Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355

         Pursuant to the advisory agreement (the "Advisory Agreement" or, collectively, the "Advisory Agreements") between the Trust and each Adviser, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Each Adviser pays for all of the expenses incurred in connection with the provision of its services.

         The Funds pay for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Trustees who are not interested persons of a Fund, as defined in the 1940 Act ("Independent Trustees"); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the distribution plan; (8) taxes and trust fees payable to governmental agencies;
(9) the cost of share certificates; (10) fees and expenses of the registration and qualification of Funds' shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Funds and for the Independent Trustees of the Trust; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary Fund charges and expenses.

         The Funds have agreed to pay the Adviser a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, each Adviser has voluntarily agreed to reduce its advisory fee, resulting in the net advisory fees that are also indicated in the table below.

                                                  ANNUAL            ANNUAL
FUND                                           ADVISORY FEE     NET ADVISORY FEE
Evergreen Select Strategic Value Fund             0.70%              0.60%
Evergreen Select Diversified Value Fund           0.60%              0.50%
Evergreen Select Large Cap Blend Fund             0.70%              0.60%
Evergreen Select Common Stock Fund                0.70%              0.60%
Evergreen Select Strategic Growth Fund            0.70%              0.60%
Evergreen Select Equity Income Fund               0.70%              0.60%
Evergreen Select Social Principles Fund           0.80%              0.70%
Evergreen Select Small Company Value Fund         0.90%              0.80%
Evergreen Select Balanced Fund                    0.60%              0.50%
Evergreen Select Equity Index Fund                0.40%              0.06%
Evergreen Select Special Equity Fund              1.50%              0.52%

         Under the Advisory Agreement, any liability of the Adviser in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the

24448
                                                        27

Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is, 125
W. 55th Street, New York, N.Y. 10019.

DISTRIBUTION PLAN

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. However, to take advantage of Rule 12b-1, the 1940 Act requires that mutual funds comply with various conditions, including adopting a distribution plan. The Funds have adopted a distribution plan for their Institutional Service Shares (the "Plan") that permits a Fund to deduct up to 0.25% of the Institutional Service Class' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Class may terminate the Plan. A Fund cannot change the Plan in a way that materially increases the distribution expenses of the Institutional Service Class without obtaining shareholder approval. Otherwise, the Trustees may amend the Plan. Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly. While the Institutional Service distribution plan is in effect, a Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees. The
Independent Trustees of the Funds have determined that the Funds will benefit from the Institutional Service shares distribution plan.

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS that are advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following

24448
                                                        28
schedule: 0.060% on the first $7 billion; 0.0425% on the next $3 billion; 0.035% on the next $5 billion; 0.025% on the next $10 billion; 0.019% on the next $5 billion and 0.014% on assets in excess of $30 billion.



Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent auditors

         KPMG Peat Marwick LLP audits each Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.



                                    BROKERAGE
SELECTION OF BROKERS

         When buying and selling portfolio securities, each Adviser seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Adviser will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonably in relation to the brokerage and research services provided. Research services provided by a broker to an Adviser do not replace, but supplement, the services an Adviser is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Adviser to allocate the cost, value and specific application of such research services among its clients because research services

24448
                                                        29
intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Adviser may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Leiber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Evergreen Select Small Company Value Fund.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity portfolio securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession.

         The Funds expect to buy and sell their fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession.

         Prices of both equity and fixed-income securities purchased from dealers serving as market makers will reflect the dealer's markup or markdown.

GENERAL BROKERAGE POLICIES

         Generally, the Fund expects to purchase and sell its securities through brokerage transactions for which commissions are payable. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Adviser makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Fund may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION


24448
                                                        30

FORM OF ORGANIZATION

         The Trust was formed as a Delaware business trust under an Agreement and Declaration of Trust dated September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

EXCHANGES

         Investors may exchange shares of any Fund for shares of the same class of any other Evergreen "Select" fund, as described under "Exchanges" in each Fund's prospectus. Before you make an exchange, you should read the prospectus of the "Select" fund into which you wish to exchange. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

24448
                                                        31

HOW AND WHEN THE FUNDS CALCULATE THEIR NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its net asset value once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         A Fund calculates its net asset value per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

HOW THE FUNDS VALUE THE SECURITIES THEY OWN

         Current values for a Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at such quotations;

         (4) short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the Funds' prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks



24448
                                                        32

                              PRINCIPAL UNDERWRITER

         The Distributor, a subsidiary of The BISYS Group, Inc. is the principal underwriter for each class of shares of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the Funds' shares. The Distributor and the Funds have both agreed to indemnify and hold each other harmless and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its net short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund will inform shareholders of the portion, if any, of a capital gain distribution which qualifies for the new 20% maximum federal rate.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S.

persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES


         The information below pertains to expenses incurred by Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund. These two Funds were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. (the "Predecessor Funds"). They were reorganized into Evergreen funds in July 1998. Class Y Shares of the Predecessor Funds were reorganized into Institutional Shares of their respective Evergreen funds. Class A and Class B Shares of the Predecessor Funds were reorganized into Institutional Service Shares of their respective Evergreen funds.

ADVISORY FEES

         The table below shows amounts paid by the Predecessor Funds to their investment adviser, CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), for the fiscal years ended June 30, 1995, 1996 and 1997. The table also shows advisory fees waived by CoreStates Advisers.

PREDECESSOR FUND                ADVISORY FEES PAID                                 ADVISORY FEES WAIVED
                         1995             1996            1997             1995             1996            1997
Special Equity Fund      *                $25,955         $396,971         *                $573,349        $609,289
Equity Index Fund        $85,692          $182,967        $283,548         $259,535         $365,435        $516,386

         * Not in operation during such period.


DISTRIBUTION FEES

         The table below shows the aggregate sales charges payable for the fiscal years ended June 30, 1995, 1996 and 1997 to SEI Investments Distribution Co. ("SEI"), the Predecessor Funds' distributor, with respect to the Predecessor Funds' Class A and Class B shares. The table also shows amounts retained by SEI.

PREDECESSOR FUND         AGGREGATE SALES CHARGE PAYABLE TO SEI             AMOUNT RETAINED BY SEI
                         1995             1996            1997             1995             1996            1997
Special Equity Fund      0                $1,933          $39,047          0                $286            $1,529
Equity Index Fund        0                0               $188,470         0                0               $6,846

         The table below shows the distribution fees SEI received for the fiscal year ended June 30, 1997.



PREDECESSOR FUND          AMOUNT         FEE          AMOUNT PAID TO 3RD PARTIES
                          RECEIVED                    BY SEI
Special Equity Fund       $3,986         0.25%        $9,677
Class A


BROKERAGE COMMISSIONS PAID

         The table below shows the brokerage commissions paid by the Predecessor Funds for the fiscal year ended June 30, 1997.


PREDECESSOR FUND                BROKERAGE COMMISSIONS
Special Equity Fund             $138, 761
Equity Index Fund               $  89,787

                         CALCULATION OF PERFORMANCE DATA

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one-, five- and ten-year periods, or the time periods for which such class of shares has been outstanding, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period.

         Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Trust reserves the right to change the terms of the offer stated in its prospectus for each Fund without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and this SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

         The financial statements for Evergreen Select Equity Index Fund have been audited by Ernst & Young LLP, independent auditors, for the periods from inception through June 30, 1997. The financial statements for Evergreen Select Special Equity Fund have been audited by Ernst & Young LLP for the periods from November 1, 1995 through June 30, 1997 and by the Fund's prior auditor for the periods ended October 31, 1994 through October 31, 1995. A report of Ernst & Young on the financial statements it has audited appears in the Funds' Annual Report which is incorporated by reference. The Annual Report may be obtained without charge from ESC by calling 1-800-343-3453 or writing to ESC at 200 Berkeley Street, Boston, Massachusetts 02106-2121.

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement.

     Financial Highlights for:

     EVERGREEN SELECT SPECIAL EQUITY FUND

          Institutional                      For  the  six-month   period  ended
                                             December  31,  1997;  for the  year
                                             ended  June  30,   1997;   for  the
                                             eight-month period from November 1,
                                             1995 to June 30, 1996; for the year
                                             from  November  1, 1994 to  October
                                             31,  1995;  and for the period from
                                             March  15,  1994  (Commencement  of
                                             Operations) to October 31, 1994

          Institutional Service              For  the  six-month   period  ended
                                             December  31,  1997;  for the  year
                                             ended  June  30,   1997;   for  the
                                             eight-month period from November 1,
                                             1995 to June 30, 1996; for the year
                                             from  November  1, 1994 to  October
                                             31,  1995;  and for the period from
                                             March  15,  1994  (Commencement  of
                                             Operations) to October 31, 1994


EVERGREEN SELECT EQUITY INDEX FUND

          Institutional                      For  the  six-month   period  ended
                                             December 31,  1997;  For the period
                                             from October 9, 1996  (Commencement
                                             of Operations) to June 30, 1997

          Institutional Service              For  the  six-month   period  ended
                                             December 31, 1997;  for each of the
                                             years in the five-year period ended
                                             June   30,   1997;   and  from  the
                                             one-month  period from June 1, 1991
                                             (Commencement   of  Operations)  to
                                             June 30, 1991


         The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Financial Highlights                    For the same period as included in
                                             Part A

     Schedule of Investments                 As of June 30, 1997

     Statement of Assets and                 As of June 30, 1997
       Liabilities

     Statement of Operations                 For the year ended June 30, 1997

     Statements of Changes in                June 30,1997
       Net Assets

     Combined Notes to Financial             As of June 30, 1997
       Statements

     Independent Auditors' Report            August 12, 1997


Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            --------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI included as part of Exhibits
          1 and 2 of this Registration Statement

5(a)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrantand First Union National Bank                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(b)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Asset Management Co.          Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

5(c)      Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Keystone Investment Management          Registrant's Post-Effective Amendment No. 4
          Company                                                Filed on June 30, 1998

5(d)      Form of Investment Advisory Agreement between          Incorporated by reference to
          the Registrant and Meridian Investment Company         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

6         Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

8         Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(a)      Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

9(b)      Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

11(a)     Consent of KPMG Peat Marwick LLP                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

11(b)     Consent of Ernst & Young LLP

12        Not applicable

13        Not applicable

14        Not applicable

15        12b-1 Distribution Plan for the Institutional          Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

16        Not applicable

17        Not applicable

18        Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed
                                                                 on November 17, 1997

19        Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of June 30, 1998)

     Evergreen Select Strategic Value Fund
          Institutional Shares                        3
          Institutional Service Shares               19
     Evergreen Select Large Cap Blend Fund
          Institutional Shares                        2
          Institutional Service Shares                3
          Charitable Shares                           2
     Evergreen Select Strategic Growth Fund
          Institutional Shares                        2
          Institutional Service Shares               28
     Evergreen Select Social Principles Fund
          Institutional Shares                        2
          Institutional Service Shares                4
          Charitable Shares                           2
     Evergreen Select Equity Income Fund
          Institutional Shares                        4
          Institutional Service Shares               16
     Evergreen Select Small Company Value Fund
          Institutional Shares                        3
          Institutional Service Shares                0
     Evergreen Select Common Stock Fund
          Institutional Shares                        4
          Institutional Service Shares              194
     Evergreen Select Balanced Fund
          Institutional Shares                        2
          Institutional Service Shares                1
     Evergreen Select Diversified Value Fund
          Institutional Shares                        2



Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 17, 1997.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant, a copy of which is filed herewith.


Item 28.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-5436) of Keystone Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.


Item 29.       Principal Underwriter.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania 19355



Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 31st day of July, 1998.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 1998.

/s/ William J. Tomko                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

11(b)          Consent of Ernst & Young LLP